UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31st

Date of reporting period:	October 31, 2006

Item 1:	Schedule of Investments

Vanguard Long-Term Investment-Grade Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (5.7%)

Agency Bonds and Notes (5.7%)
1 Federal Home Loan Bank	5.500%	7/15/2036	60,000	63,358
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	95,400	111,003
1 Federal National Mortgage Assn	6.625%	11/15/2030	83,925	101,270
1 Financing Corp.	10.700%	10/6/2017	2,255	3,305
1 Financing Corp.	9.800%	11/30/2017	15,900	22,213
1 Financing Corp.	9.800%	4/6/2018	5,960	8,363
1 Financing Corp.	9.650%	11/2/2018	3,350	4,705
1 Financing Corp.	8.600%	9/26/2019	11,210	14,884

				329,101

Mortgage-Backed Securities (0.0%)
1,2 Federal National Mortgage Assn	15.500%	10/1/2012	1	1

Total U.S. Government and Agency Obligations
(Cost $330,760)				329,102

Corporate Bonds (84.3%)

Finance (30.0%)
Banking (13.7%)
Abbey National PLC	7.950%	10/26/2029	15,000	19,087
Associates Corp. of North America	6.950%	11/1/2018	5,000	5,640
BB&T Corp.	5.250%	11/1/2019	33,100	32,429
Banc One Corp.	7.750%	7/15/2025	25,000	30,224
Banc One Corp.	7.625%	10/15/2026	10,000	12,019
Banc One Corp.	8.000%	4/29/2027	15,000	18,654
Bank of America Corp.	6.000%	10/15/2036	55,000	57,032
Bank of New York Co., Inc.	5.500%	12/1/2017	10,300	10,333
Citigroup, Inc.	6.625%	1/15/2028	25,000	27,559
Citigroup, Inc.	6.625%	6/15/2032	38,000	42,314
Citigroup, Inc.	6.000%	10/31/2033	22,900	23,647
Citigroup, Inc.	5.850%	12/11/2034	11,500	11,837
Comerica Bank	5.200%	8/22/2017	30,000	29,058
3 Commonwealth Bank of Australia	4.650%	6/15/2018	8,810	8,159
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	28,000	33,301
Fifth Third Bank	4.500%	6/1/2018	8,400	7,647
3 HBOS Treasury Services PLC	6.000%	11/1/2033	46,500	47,758
HSBC Bank USA	5.875%	11/1/2034	45,700	46,424
HSBC Bank USA	5.625%	8/15/2035	28,000	27,162
HSBC Holdings PLC	7.625%	5/17/2032	21,200	26,123
HSBC Holdings PLC	6.500%	5/2/2036	3,700	4,008
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,838
National City Corp.	6.875%	5/15/2019	15,000	16,691
NationsBank Corp.	7.250%	10/15/2025	5,000	5,846
NationsBank Corp.	6.800%	3/15/2028	35,000	39,297
PNC Bank NA	4.875%	9/21/2017	22,000	20,936
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	24,427
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	21,086
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	9,831
Wachovia Corp.	6.605%	10/1/2025	30,000	32,210
Washington Mutual, Inc.	5.250%	9/15/2017	43,000	41,750
Wells Fargo &Co.	5.375%	2/7/2035	30,000	28,920
Wells Fargo Bank NA	5.950%	8/26/2036	15,000	15,577
Brokerage (2.1%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	10,000	9,299
Goldman Sachs Group, Inc.	6.125%	2/15/2033	45,725	47,458
Goldman Sachs Group, Inc.	6.450%	5/1/2036	10,000	10,590
Merrill Lynch &Co., Inc.	6.875%	11/15/2018	16,000	17,888
Merrill Lynch &Co., Inc.	6.220%	9/15/2026	10,000	10,406
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	23,798
Finance Companies (2.3%)
CIT Group, Inc.	6.000%	4/1/2036	22,500	22,191
General Electric Capital Corp.	6.750%	3/15/2032	95,975	111,103
Insurance (11.5%)
ACE INA Holdings, Inc.	6.700%	5/15/2036	20,000	21,807
AXA Financial, Inc.	7.000%	4/1/2028	34,910	39,265
Allstate Corp.	6.750%	5/15/2018	20,000	22,150
Allstate Corp.	6.125%	12/15/2032	4,875	5,073
Allstate Corp.	5.550%	5/9/2035	20,000	19,252
Allstate Corp.	5.950%	4/1/2036	10,000	10,181
Ambac, Inc.	7.500%	5/1/2023	20,000	23,461
Ambac, Inc.	5.950%	12/5/2035	15,000	15,019
American General Corp.	6.625%	2/15/2029	33,000	35,724
American International Group, Inc.	6.250%	5/1/2036	10,000	10,720
American Re Corp.	7.450%	12/15/2026	10,000	11,214
Chubb Corp.	6.800%	11/15/2031	4,000	4,473
Cincinnati Financial Corp.	6.920%	5/15/2028	10,000	11,142
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	15,335	15,570
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	47,500	47,908
3 John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	30,000	34,536
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	28,335	34,007
Lincoln National Corp.	6.150%	4/7/2036	13,900	14,421
MBIA, Inc.	7.000%	12/15/2025	7,550	8,355
MBIA, Inc.	7.150%	7/15/2027	5,000	5,701
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	15,970	19,370
2,3 Massachusetts Mutual Life	7.500%	3/1/2024	8,710	10,464
MetLife, Inc.	6.375%	6/15/2034	15,000	16,135
MetLife, Inc.	5.700%	6/15/2035	10,000	9,860
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	35,000	42,082
3 New York Life Insurance	5.875%	5/15/2033	70,275	72,725
Principal Financial Group, Inc.	6.050%	10/15/2036	16,500	17,034
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	22,810
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	9,364
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	29,690
UnitedHealth Group, Inc.	5.800%	3/15/2036	12,000	11,931
XL Capital Ltd.	6.375%	11/15/2024	11,500	11,932
Real Estate Investment Trusts (0.4%)
EOP Operating LP	7.500%	4/19/2029	5,675	6,502
EOP Operating LP	7.875%	7/15/2031	4,325	5,178
Spieker Properties Corp. LP	7.500%	10/1/2027	8,112	9,041

				1,722,654

Industrial (45.8%)
Basic Industry (4.4%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	50,585
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	13,100	13,329
Dow Chemical Co.	7.375%	11/1/2029	40,000	46,866
E.I. du Pont de Nemours &Co.	6.500%	1/15/2028	42,100	46,097
International Paper Co.	6.875%	11/1/2023	10,000	10,403
Monsanto Co.	5.500%	7/30/2035	15,000	14,133
Morton International, Inc.	9.250%	6/1/2020	10,000	13,166
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,500
Rohm &Haas Co.	7.850%	7/15/2029	25,000	30,653
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	15,808
Capital Goods (4.8%)
Boeing Co.	6.625%	2/15/2038	13,000	15,018
Boeing Co.	7.875%	4/15/2043	8,000	10,627
Caterpillar, Inc.	6.625%	7/15/2028	39,000	43,820
Caterpillar, Inc.	7.300%	5/1/2031	5,000	6,034
Deere &Co.	7.125%	3/3/2031	18,680	22,381
Goodrich Corp.	6.800%	2/1/2018	5,115	5,398
Goodrich Corp.	7.100%	11/15/2027	5,025	5,477
3 Hutchison Whampoa International Ltd.	7.450%	11/24/2033	40,000	45,534
Lockheed Martin Corp.	7.650%	5/1/2016	15,000	17,494
Minnesota Mining &Manufacturing Corp.	6.375%	2/15/2028	35,000	38,902
PACTIV Corp.	8.125%	6/15/2017	20,000	22,826
United Technologies Corp.	8.875%	11/15/2019	15,000	19,649
United Technologies Corp.	6.700%	8/1/2028	5,000	5,686
United Technologies Corp.	7.500%	9/15/2029	15,000	18,670
Communication (12.2%)
AT&T Corp.	6.800%	5/15/2036	10,000	10,708
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	7,077
BellSouth Corp.	6.875%	10/15/2031	40,000	42,504
BellSouth Corp.	6.000%	11/15/2034	49,000	47,574
CBS Corp.	7.625%	1/15/2016	5,400	5,858
CBS Corp.	7.875%	7/30/2030	40,000	43,769
Comcast Corp.	6.500%	1/15/2015	15,000	15,726
Comcast Corp.	5.650%	6/15/2035	30,500	27,996
Deutsche Telekom International Finance	8.250%	6/15/2030	79,000	98,243
France Telecom	8.500%	3/1/2031	48,175	64,006
GTE Corp.	6.940%	4/15/2028	20,000	20,961
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	35,000	37,396
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	27,535
New Cingular Wireless Services	8.750%	3/1/2031	52,725	69,166
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	28,058
News America Inc.	6.200%	12/15/2034	11,750	11,489
News America Inc.	6.400%	12/15/2035	14,000	14,035
Pacific Bell	7.125%	3/15/2026	15,000	16,424
Sprint Capital Corp.	8.750%	3/15/2032	19,825	24,520
Telecom Italia Capital	6.000%	9/30/2034	17,500	15,981
Telefonica Europe BV	8.250%	9/15/2030	15,500	18,785
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	12,271
Verizon Global Funding Corp.	5.850%	9/15/2035	30,000	28,865
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	10,002
Consumer Cyclical (3.4%)
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	16,801
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	28,514
Lowe's Cos., Inc.	5.500%	10/15/2035	10,000	9,662
Target Corp.	7.000%	7/15/2031	20,000	23,479
The Walt Disney Co.	7.000%	3/1/2032	22,000	25,674
Time Warner, Inc.	6.875%	6/15/2018	10,000	10,629
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,958
Viacom Inc.	6.875%	4/30/2036	16,390	16,545
Wal-Mart Stores, Inc.	7.550%	2/15/2030	45,000	55,583
Consumer Noncyclical (12.4%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	11,252
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	36,512
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	11,460	11,394
Anheuser-Busch Cos., Inc.	6.000%	11/1/2041	21,000	21,561
Anheuser-Busch Cos., Inc.	6.500%	2/1/2043	5,000	5,510
Archer-Daniels-Midland Co.	8.375%	4/15/2017	20,000	24,398
Archer-Daniels-Midland Co.	7.500%	3/15/2027	4,015	4,835
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	12,305
Archer-Daniels-Midland Co.	6.625%	5/1/2029	4,000	4,438
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	5,123
Becton, Dickinson &Co.	4.900%	4/15/2018	13,200	12,566
Becton, Dickinson &Co.	7.000%	8/1/2027	8,300	9,602
Bestfoods	6.625%	4/15/2028	30,000	32,935
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	22,299
CPC International, Inc.	7.250%	12/15/2026	30,000	35,480
3 Cargill Inc.	6.125%	9/15/2036	15,000	15,426
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	5,000	6,383
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	9,000	11,077
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	11,390
Coca-Cola Enterprises Inc.	6.750%	1/15/2038	9,477	10,648
Diageo Capital PLC	4.850%	5/15/2018	10,000	9,361
Eli Lilly &Co.	4.500%	3/15/2018	8,800	8,126
Eli Lilly &Co.	7.125%	6/1/2025	12,125	14,273
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	21,698
Hershey Foods Corp.	7.200%	8/15/2027	21,461	25,584
Johnson &Johnson	6.730%	11/15/2023	10,000	11,505
Johnson &Johnson	6.950%	9/1/2029	22,457	27,157
Kellogg Co.	7.450%	4/1/2031	18,800	22,821
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	26,600
Kimberly-Clark Corp.	6.375%	1/1/2028	12,850	13,973
Kraft Foods, Inc.	6.500%	11/1/2031	20,100	21,832
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	19,745
Pharmacia Corp.	6.750%	12/15/2027	28,000	32,646
Procter &Gamble Co.	6.450%	1/15/2026	27,000	30,151
Procter &Gamble Co.	8.000%	10/26/2029	5,000	6,572
Procter &Gamble Co.	5.500%	2/1/2034	25,000	25,032
2 Procter &Gamble Co. ESOP	9.360%	1/1/2021	34,462	43,319
Schering-Plough Corp.	6.750%	12/1/2033	17,920	19,939
Sysco Corp.	6.500%	8/1/2028	22,000	24,409
Energy (5.3%)
Anadarko Petroleum Corp.	6.450%	9/15/2036	15,000	15,526
BP Capital Markets America	4.200%	6/15/2018	10,000	9,038
Baker Hughes, Inc.	6.875%	1/15/2029	7,914	8,999
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	30,363
ChevronTexaco Corp.	9.750%	3/15/2020	17,000	23,694
ChevronTexaco Corp.	8.625%	11/15/2031	13,000	18,259
Conoco, Inc.	6.950%	4/15/2029	5,000	5,765
ConocoPhillips	5.900%	10/15/2032	20,300	20,985
Devon Financing Corp.	7.875%	9/30/2031	11,400	13,990
Encana Corp.	6.500%	8/15/2034	21,000	21,998
Halliburton Co.	8.750%	2/15/2021	10,000	12,657
Mobil Corp.	8.625%	8/15/2021	22,000	29,620
Phillips Petroleum Co.	7.000%	3/30/2029	10,000	11,535
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	23,082
Tosco Corp.	7.800%	1/1/2027	15,000	18,702
Tosco Corp.	8.125%	2/15/2030	20,000	25,803
Valero Energy Corp.	7.500%	4/15/2032	12,000	14,034
Technology (1.6%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	57,798
International Business Machines Corp.	6.500%	1/15/2028	20,000	22,109
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	10,360
Transportation (1.1%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	28,078
2 Federal Express Corp.	6.720%	1/15/2022	13,467	14,367
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	22,931
Other (0.6%)
Dover Corp.	6.650%	6/1/2028	4,000	4,452
Eaton Corp.	7.625%	4/1/2024	15,000	18,216
Eaton Corp.	5.250%	6/15/2035	10,800	10,160

				2,630,248

Utilities (8.5%)
Electric (7.2%)
Alabama Power Co.	5.500%	10/15/2017	15,800	15,981
Alabama Power Co.	5.875%	12/1/2022	8,500	8,708
Alabama Power Co.	5.700%	2/15/2033	12,800	12,903
Arizona Public Service Co.	5.625%	5/15/2033	9,000	8,199
3 Baltimore Gas &Electric Co.	6.350%	10/1/2036	10,000	10,412
Carolina Power &Light Co.	5.700%	4/1/2035	7,500	7,406
Connecticut Light &Power Co.	6.350%	6/1/2036	15,000	16,203
Consolidated Edison Co. of New York	5.100%	6/15/2033	9,600	8,742
Consolidated Edison Co. of New York	5.700%	2/1/2034	4,000	3,967
Consolidated Edison Co. of New York	6.200%	6/15/2036	14,000	14,868
Exelon Corp.	5.625%	6/15/2035	10,000	9,581
Florida Power &Light Co.	5.850%	2/1/2033	6,770	6,934
Florida Power &Light Co.	5.625%	4/1/2034	16,275	16,172
Florida Power &Light Co.	4.950%	6/1/2035	10,000	8,986
Florida Power &Light Co.	5.400%	9/1/2035	10,000	9,618
Florida Power Corp.	6.750%	2/1/2028	22,375	23,759
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,000	20,566
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50,000	64,982
Northern States Power Co.	7.125%	7/1/2025	30,000	34,416
Oklahoma Gas &Electric Co.	6.500%	4/15/2028	12,770	13,582
PSE&G Power LLC	8.625%	4/15/2031	15,000	19,524
3 PacifiCorp	6.100%	8/1/2036	15,000	15,610
Puget Sound Energy Inc.	6.724%	6/15/2036	10,000	10,952
South Carolina Electric &Gas Co.	6.625%	2/1/2032	35,000	39,708
Southern California Edison Co.	6.000%	1/15/2034	8,800	9,112
Natural Gas (1.3%)
3 Duke Energy Field Services	6.450%	11/3/2036	9,375	9,666
KeySpan Corp.	5.875%	4/1/2033	12,000	11,601
KeySpan Corp.	5.803%	4/1/2035	10,000	9,705
San Diego Gas &Electric	6.000%	6/1/2026	25,000	26,117
Texas Eastern Transmission	7.000%	7/15/2032	17,000	19,162

				487,142

Total Corporate Bonds
(Cost $4,562,373)				4,840,044

Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)

International Bank for Reconstruction &Development	7.625%	1/19/2023	43,320	55,507
International Bank for Reconstruction &Development	4.750%	2/15/2035	30,300	28,674
Province of British Columbia	6.500%	1/15/2026	13,800	15,997
Province of Quebec	7.500%	9/15/2029	24,500	31,321
Province of Saskatchewan	8.500%	7/15/2022	10,000	13,380
Quebec Hydro Electric	9.400%	2/1/2021	40,000	56,498
Republic of Italy	6.875%	9/27/2023	17,700	20,765

Total Sovereign Bonds
(Cost $204,793)				222,142

Taxable Municipal Bonds (4.6%)

Illinois (Taxable Pension) GO	5.100%	6/1/2033	129,625	125,170
Oregon School Board Assn	4.759%	6/30/2028	15,000	13,888
President and Fellows of Harvard College	6.300%	10/1/2037	55,000	59,426
Southern California Public Power Auth	6.930%	5/15/2017	37,000	42,239
Wisconsin Public Service Rev	5.700%	5/1/2026	22,000	22,701

Total Taxable Municipal Bond
(Cost $260,934)				263,424

Total Temporary Cash Investment (0.8%)

Repurchase Agreement (0.8%)
Goldman Sachs &Co.
(Dated 10/31/2006, Repurchase Value $45,207,000, collateralized by
Federal Home Loan Mortgage Corp. 4.000%-8.000%,7/1/2008-3/1/2036)
(Cost $45,200)	5.310%	11/1/2006	45,200	45,200

Total Investments (99.3%)
(Cost $5,404,060)				5,699,912

Other Assets and Liabilities—Net (0.7%)				42,596

Net Assets (100%)				5,742,508

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31,2006, the aggregate value of these securities was $379,078,000, representing 6.6% of net assets.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $5,404,060,000. Net unrealized appreciation of investment securities for tax purposes was $295,852,000, consisting of unrealized gains of $349,416,000 on securities that had risen in value since their purchase and $53,564,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Government National Mortgage Association Obligations (96.9%)

1 Government National Mortgage Assn	4.500%	5/15/2033-9/15/2033	67,295	64,019
1 Government National Mortgage Assn	5.000%	1/15/2030-5/15/2036	4,274,376	4,170,834
1 Government National Mortgage Assn	5.500%	10/15/2032-3/15/2036	9,944,114	9,909,748
1 Government National Mortgage Assn	6.000%	10/15/2016-9/15/2036	5,903,291	5,991,019
1 Government National Mortgage Assn	6.500%	6/15/2008-12/01/2036	1,384,894	1,424,581
1 Government National Mortgage Assn	7.000%	4/15/2007-11/15/2033	432,220	447,593
1 Government National Mortgage Assn	7.250%	12/15/2026-2/15/2027	200	208
1 Government National Mortgage Assn	7.500%	12/15/2006-10/15/2031	171,066	177,740
1 Government National Mortgage Assn	7.750%	2/15/2027	265	278
1 Government National Mortgage Assn	8.000%	3/15/2007-8/15/2031	76,046	79,908
1 Government National Mortgage Assn	8.250%	4/15/2008-7/15/2008	153	155
1 Government National Mortgage Assn	8.500%	8/15/2008-6/15/2028	18,441	19,512
1 Government National Mortgage Assn	9.000%	11/15/2008-2/15/2023	14,419	15,390
1 Government National Mortgage Assn	9.250%	9/15/2016-7/15/2017	68	73
1 Government National Mortgage Assn	9.500%	7/15/2009-7/15/2022	7,249	7,812
1 Government National Mortgage Assn	10.000%	7/20/2014-8/20/2018	104	113
1 Government National Mortgage Assn	11.000%	7/15/2010-2/20/2016	41	45
1 Government National Mortgage Assn	11.250%	9/20/2015-2/20/2016	47	51
1 Government National Mortgage Assn	11.500%	5/15/2013-11/20/2015	74	81
1 Government National Mortgage Assn	12.000%	1/15/2013-1/20/2016	128	140
1 Government National Mortgage Assn	12.500%	12/20/2013-7/20/2015	57	63
1 Government National Mortgage Assn	13.000%	1/15/2011-1/20/2015	64	72
1 Government National Mortgage Assn	13.500%	5/15/2010-12/15/2014	29	32
1 Government National Mortgage Assn	14.000%	6/15/2011	20	22
1 Government National Mortgage Assn	15.000%	5/15/2012	15	17

Total Government National Mortgage Association Obligations
(Cost $22,551,215)				22,309,506

Temporary Cash Investments (4.0%)

Repurchase Agreements (4.0%)

Bank of America Securities LLC
(Dated 10/31/2006, Repurchase Value $626,392,000, collateralized by
Federal Home Loan Mortgage Corp. 6.500%, 10/0120/36 and Federal
National Mortgage Assn. 5.000%, 5/01/2036)	5.310%	11/1/2006	626,300	626,300
SBC Warburg Dillon Reed
(Dated 10/31/06, Repurchase Value $301,745,000, collateralized by
Federal Home Loan Mortgage Corp. 5.500%-7.000%, 3/01/2020-7/01/2036 and
Federal National Mortgage Assn. 4.500%-9.500%, 11/01/2009-7/01/2036)	5.310%	11/1/2006	301,700	301,700

Total Temporary Cash Investments
(Cost $928,000)				928,000

Total Investments (100.9%)
(Cost $23,479,215)				23,237,506

Other Assets and Liabilities-Net (-0.9%)				(213,295)

Net Assets (100%)				23,024,211

1	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $23,479,215,000. Net unrealized depreciation of investment securities for tax purposes was $241,709,000, consisting of unrealized gains of $78,771,000 on securities that had risen in value since their purchase and $320,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (8.0%)

U.S. Government Securities (3.6%)
U.S. Treasury Note	3.000%	2/15/2008	57,500	56,197
U.S. Treasury Note	4.875%	4/30/2008	35,000	35,044
U.S. Treasury Note	3.750%	5/15/2008	19,550	19,260
U.S. Treasury Note	5.125%	6/30/2008	58,875	59,225
U.S. Treasury Note	4.125%	8/15/2008	11,380	11,275
U.S. Treasury Note	3.125%	10/15/2008	80,000	77,675
U.S. Treasury Note	4.375%	11/15/2008	7,325	7,280
U.S. Treasury Note	4.500%	2/15/2009	8,900	8,869
U.S. Treasury Note	3.375%	10/15/2009	70,000	67,649
U.S. Treasury Note	3.500%	2/15/2010	190,000	183,677
U.S. Treasury Note	4.000%	4/15/2010	107,200	105,207
U.S. Treasury Note	3.625%	6/15/2010	8,033	7,782

				639,140

Mortgage-Backed Securities (4.4%)
Conventional Mortgage-Backed Securities (0.5%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	3/1/2017-4/1/2017	20,352	20,704
1,2 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009	519	522
1,2 Federal National Mortgage Assn	6.000%	12/1/2016-5/1/2017	27,209	27,712
1,2 Federal National Mortgage Assn	6.500%	12/1/2011-9/1/2016	25,464	25,988
1,2 Federal National Mortgage Assn	7.000%	10/1/2011-4/1/2013	7,813	7,886
1,2 Federal National Mortgage Assn	7.500%	3/1/2015	935	960
Non-Conventional Mortgage-Backed Securities (3.9%)
1,2 Federal Home Loan Mortgage Corp.	3.661%	8/1/2033	9,763	9,528
1,2 Federal Home Loan Mortgage Corp.	3.700%	8/1/2033	7,434	7,258
1,2 Federal Home Loan Mortgage Corp.	3.871%	8/1/2033	10,897	10,656
1,2 Federal Home Loan Mortgage Corp.	3.874%	7/1/2033	45,631	44,836
1,2 Federal Home Loan Mortgage Corp.	3.936%	6/1/2033	13,863	13,632
1,2 Federal Home Loan Mortgage Corp.	4.000%	10/15/2018	10,079	10,002
1,2 Federal Home Loan Mortgage Corp.	4.064%	5/1/2033	7,144	7,012
1,2 Federal Home Loan Mortgage Corp.	4.071%	6/1/2033	17,833	17,533
1,2 Federal Home Loan Mortgage Corp.	4.115%	5/1/2033	15,653	15,394
1,2 Federal Home Loan Mortgage Corp.	4.197%	2/1/2033	8,350	8,267
1,2 Federal Home Loan Mortgage Corp.	4.280%	1/1/2033	9,490	9,413
1,2 Federal Home Loan Mortgage Corp.	4.626%	9/1/2032	11,639	11,585
1,2 Federal Home Loan Mortgage Corp.	4.656%	10/1/2032	9,234	9,215
1,2 Federal Home Loan Mortgage Corp.	4.749%	8/1/2032	13,443	13,452
1,2 Federal Home Loan Mortgage Corp.	4.776%	9/1/2032	6,509	6,506
1,2 Federal Home Loan Mortgage Corp.	4.841%	9/1/2032	12,999	13,024
1,2 Federal Home Loan Mortgage Corp.	4.979%	8/1/2032	13,237	13,264
1,2 Federal Home Loan Mortgage Corp.	4.992%	7/1/2032	5,449	5,466
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	2,849	2,841
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	21,981	21,840
1,2 Federal Home Loan Mortgage Corp.	5.000%	9/15/2018	3,651	3,640
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	19,157	19,020
1,2 Federal Home Loan Mortgage Corp.	5.115%	8/1/2032	5,797	5,817
1,2 Federal National Mortgage Assn	3.000%	8/25/2032	2,944	2,890
1,2 Federal National Mortgage Assn	3.417%	8/1/2033	11,530	11,273
1,2 Federal National Mortgage Assn	3.475%	8/1/2033	11,125	10,844
1,2 Federal National Mortgage Assn	3.627%	8/1/2033	9,167	8,970
1,2 Federal National Mortgage Assn	3.698%	8/1/2033	19,024	18,682
1,2 Federal National Mortgage Assn	3.704%	6/1/2033	42,518	41,737
1,2 Federal National Mortgage Assn	3.705%	9/1/2033	23,839	23,342
1,2 Federal National Mortgage Assn	3.707%	8/1/2033	3,330	3,262
1,2 Federal National Mortgage Assn	3.708%	7/1/2033	15,326	15,065
1,2 Federal National Mortgage Assn	3.730%	6/1/2033	21,451	21,052
1,2 Federal National Mortgage Assn	3.741%	10/1/2033	11,478	11,238
1,2 Federal National Mortgage Assn	3.793%	8/1/2033	22,744	22,298
1,2 Federal National Mortgage Assn	3.799%	9/1/2033	34,335	33,761
1,2 Federal National Mortgage Assn	3.820%	7/1/2033	23,240	22,820
1,2 Federal National Mortgage Assn	3.939%	4/1/2033	12,942	12,720
1,2 Federal National Mortgage Assn	3.963%	5/1/2033	27,104	26,708
1,2 Federal National Mortgage Assn	3.971%	5/1/2033	5,473	5,395
1,2 Federal National Mortgage Assn	4.008%	4/1/2033	9,164	9,036
1,2 Federal National Mortgage Assn	4.043%	5/1/2033	18,028	17,777
1,2 Federal National Mortgage Assn	4.138%	5/1/2033	13,169	13,014
1,2 Federal National Mortgage Assn	4.196%	7/1/2033	39,414	38,924
1,2 Federal National Mortgage Assn	4.496%	12/1/2032	6,827	6,796
1,2 Federal National Mortgage Assn	4.863%	9/1/2032	5,769	5,793
1,2 Federal National Mortgage Assn	4.907%	9/1/2032	2,937	2,952
1,2 Federal National Mortgage Assn	5.083%	8/1/2032	6,423	6,463
1,2 Federal National Mortgage Assn	5.223%	7/1/2032	3,653	3,682
1,2 Federal National Mortgage Assn	5.500%	8/25/2027	13,917	13,897

				773,364

Total U.S. Government and Agency Obligations
(Cost $1,431,978)				1,412,504

Corporate Bonds (88.7%)

Asset Backed/Commercial Mortgage-Backed Securities (21.5%)
2,3 AESOP Funding II LLC	2.760%	4/20/2008	19,020	18,906
2,4 American Express Credit Account Master Trust	5.430%	11/16/2009	12,375	12,381
2,4 American Express Credit Account Master Trust	5.430%	9/15/2010	23,200	23,252
2,4 American Express Credit Account Master Trust	5.770%	11/15/2010	16,000	16,100
2,4 American Express Credit Account Master Trust	5.410%	3/15/2012	16,630	16,705
2,4 American Express Credit Account Master Trust	5.350%	12/15/2013	22,500	22,556
2,4 American Express Issuance Trust	5.350%	8/15/2011	24,500	24,582
2,3 ARG Funding Corp.	4.020%	4/20/2009	28,310	27,901
2 Banc of America Funding Corp.	5.650%	9/20/2046	100,416	100,472
2 Bank of America Mortgage Securities	4.879%	9/25/2032	1,911	1,908
2 Bank of America Mortgage Securities	3.983%	2/25/2033	3,780	3,776
2 Bank of America Mortgage Securities	4.183%	5/25/2033	5,366	5,354
2 Bank of America Mortgage Securities	3.419%	7/25/2033	8,113	7,924
2 Bank of America Mortgage Securities	3.569%	2/25/2034	8,829	8,571
2,4 Bank One Issuance Trust	5.350%	10/15/2009	19,540	19,547
2,4 Bank One Issuance Trust	5.430%	12/15/2010	25,000	25,077
2 Bay View Auto Trust	3.860%	3/25/2010	15,717	15,558
2 Bear Stearns Adjustable Rate Mortgage Trust	5.849%	10/25/2036	97,756	98,707
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	11,800	11,498
2,3,4 BMW Floorplan Master Owner Trust	5.320%	9/17/2011	107,500	107,500
2 BMW Vehicle Owner Trust	2.670%	3/25/2008	3,885	3,875
2 Capital Auto Receivables Asset Trust	2.640%	11/17/2008	15,500	15,201
2,4 Capital One Master Trust	5.830%	10/15/2010	23,750	23,839
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	37,800	36,881
2 Capital One Prime Auto Receivables Trust	3.060%	3/17/2008	462	462
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	25,400	25,241
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	44,200	44,166
2 CarMax Auto Owner Trust	4.130%	5/15/2009	23,500	23,355
2 CarMax Auto Owner Trust	4.210%	1/15/2010	16,950	16,804
2,4 Chase Credit Card Master Trust	5.350%	5/15/2009	22,000	22,004
2,4 Chase Credit Card Master Trust	5.430%	7/15/2010	24,900	24,954
2,4 Chase Issuance Trust	5.340%	10/17/2011	37,700	37,775
2,4 Chase Issuance Trust	5.360%	10/15/2012	33,000	33,107
2 Chase Manhattan Auto Owner Trust	2.080%	5/15/2008	4,592	4,584
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	29,300	28,983
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	62,600	62,850
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	16,100	15,808
2 CIT Equipment Collateral	4.420%	5/20/2009	37,600	37,236
2,4 Citibank Credit Card Issuance Trust	5.474%	1/15/2010	16,000	16,039
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	44,200	44,081
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	39,250	39,395
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	49,000	48,761
2 Citigroup Mortgage Loan Trust, Inc.	4.685%	3/25/2034	11,468	11,343
2 CNH Equipment Trust	4.270%	1/15/2010	12,500	12,344
2 CNH Equipment Trust	5.200%	8/16/2010	26,400	26,334
2,4 CNH Wholesale Master Note Trust	5.430%	6/15/2011	23,475	23,506
2,4 CNH Wholesale Master Note Trust	5.380%	7/15/2012	29,350	29,351
2 Countrywide Home Loans	4.050%	5/25/2033	9,513	9,323
2 Countrywide Home Loans	3.468%	11/19/2033	18,485	18,258
2 DaimlerChrysler Auto Trust	2.000%	12/8/2007	233	233
2 DaimlerChrysler Auto Trust	2.980%	8/8/2008	20,398	20,286
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	29,260	29,365
2,4 Discover Card Master Trust I	5.350%	4/16/2010	34,200	34,235
2,4 Discover Card Master Trust I	5.330%	9/16/2010	46,000	46,039
2,4 Federal National Mortgage Assn. Grantor Trust	5.440%	6/25/2033	396	398
2 Fifth Third Auto Trust	3.190%	2/20/2008	2,949	2,946
2 First Horizon Pass-Through Trust	5.724%	11/25/2036	45,545	45,711
2,4 Fleet Home Equity Loan Trust	5.570%	1/20/2033	10,431	10,438
2 Ford Credit Auto Owner Trust	2.930%	3/15/2008	23,606	23,480
2 Ford Credit Auto Owner Trust	3.480%	11/15/2008	20,160	20,029
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	15,869	15,782
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	11,300	11,210
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	20,500	19,942
2,4 GE Capital Credit Card Master Note Trust	5.370%	6/15/2010	19,500	19,510
2,4 GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	44,900	44,948
2,4 GE Capital Credit Card Master Note Trust	5.360%	3/15/2013	17,600	17,660
2,4 GMAC Mortgage Corp. Loan Trust	5.470%	10/25/2034	20,000	20,022
2,4 Gracechurch Card Funding PLC	5.340%	11/16/2009	29,400	29,439
2,4 Gracechurch Card Funding PLC	5.330%	9/15/2010	39,500	39,569
2,4 Granite Mortgages PLC	5.490%	9/20/2044	7,276	7,215
2,4 GreenPoint Home Equity Loan Trust	5.590%	4/15/2029	3,427	3,428
2 Harley-Davidson Motorcycle Trust	4.500%	1/15/2010	7,904	7,899
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	13,937	13,674
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	11,396	11,137
2 Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	16,303	16,021
2 Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	16,690	16,261
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	9,800	9,832
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	26,620	26,069
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	29,100	29,126
2,3 Hertz Vehicle Financing	2.380%	5/25/2008	61,040	60,415
2,4 Holmes Financing PLC	5.454%	4/15/2011	48,830	48,833
2 Honda Auto Receivables Owner Trust	2.400%	2/21/2008	6,256	6,227
2 Honda Auto Receivables Owner Trust	3.870%	4/20/2009	41,000	40,573
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	18,400	18,291
2 Honda Auto Receivables Owner Trust	4.850%	10/19/2009	16,900	16,845
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	52,000	51,995
2 John Deere Owner Trust	3.980%	6/15/2009	13,100	12,932
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	22,200	21,862
2 Master Adjustable Rate Mortgages Trust	3.806%	4/25/2034	14,356	14,063
2,4 MBNA Credit Card Master Note Trust	5.440%	8/16/2010	41,300	41,396
2,4 MBNA Credit Card Master Note Trust	5.340%	2/15/2012	40,000	40,114
2,4 Mellon Bank Premium Finance Loan Master Trust	5.550%	6/15/2009	30,500	30,525
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	34,700	34,388
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	16,270	16,227
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	9,690	9,644
2 Merrill Lynch Mortgage Investors, Inc.	4.589%	2/25/2034	22,937	22,750
2 Merrill Lynch Mortgage Investors, Inc.	5.506%	5/25/2036	58,254	58,334
2 Morgan Stanley Auto Loan Trust	2.640%	11/15/2007	851	850
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.590%	11/25/2015	5,466	5,404
2 Morgan Stanley Mortgage Loan Trust	4.089%	2/25/2034	15,443	15,262
2 Morgan Stanley Mortgage Loan Trust	5.438%	6/25/2036	46,145	46,310
2 National City Auto Receivables Trust	2.110%	7/15/2008	9,983	9,951
2,4 National City Credit Card Master Trust	5.370%	8/15/2012	57,400	57,625
2 Nissan Auto Receivables Owner Trust	2.850%	10/15/2007	8,784	8,768
2 Nissan Auto Receivables Owner Trust	2.010%	11/15/2007	1,207	1,206
2 Nissan Auto Receivables Owner Trust	2.700%	12/17/2007	4,381	4,372
2 Nissan Auto Receivables Owner Trust	2.050%	3/16/2009	9,111	9,001
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	34,948	34,623
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	15,100	14,949
2 Nissan Auto Receivables Owner Trust	5.160%	2/15/2010	40,140	40,204
2,4 Nissan Auto Receivables Owner Trust	5.350%	7/15/2010	29,100	29,142
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	40,400	40,985
2 PECO Energy Transition Trust	6.050%	3/1/2009	12,557	12,584
2,4 Permanent Financing PLC	5.460%	3/10/2009	19,650	19,648
2,4 Permanent Financing PLC	5.500%	6/10/2011	26,600	26,606
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	39,250	38,309
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	47,300	46,110
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	9,906	9,966
2 Provident Funding Mortgage Loan Trust	4.046%	4/25/2034	27,030	26,501
2,4 Rental Car Finance Corp.	5.520%	6/25/2009	28,540	28,620
2 Residential Funding Mortgage Securities I	5.889%	8/25/2036	72,860	72,618
2 Residential Funding Mortgage Securities I	6.001%	9/25/2036	32,623	32,582
2 Salomon Brothers Mortgage Securities VII	4.120%	9/25/2033	32,414	32,163
2 Sequoia Mortgage Trust	5.689%	9/20/2046	97,875	98,041
2,4 Target Credit Card Master Trust	5.515%	6/27/2011	55,000	55,038
2 Thornburg Mortgage Securities Trust	3.311%	3/25/2044	15,704	15,210
2 Toyota Auto Receivables Owner Trust	2.790%	1/15/2010	22,618	22,599
2 USAA Auto Owner Trust	4.550%	2/16/2010	57,900	57,528
2 USAA Auto Owner Trust	5.010%	9/15/2010	41,100	41,053
2 USAA Auto Owner Trust	2.670%	10/15/2010	43,800	43,102
2,4 Volkswagen Credit Auto Master Trust	5.340%	7/20/2010	53,775	53,852
2,4 Wachovia Asset Securitization, Inc.	5.580%	6/25/2033	5,296	5,294
2 Wachovia Auto Owner Trust	3.190%	6/20/2008	21,509	21,421
2 Wachovia Auto Owner Trust	5.100%	7/20/2011	24,500	24,548
2 Washington Mutual Mortgage Pass-Through Certificates	4.115%	1/25/2033	3,493	3,493
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	9,762	9,554
2 Washington Mutual Mortgage Pass-Through Certificates	4.049%	9/25/2033	12,638	12,524
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	34,110	33,523
2 Wells Fargo Mortgage Backed Securities Trust	5.689%	10/25/2036	95,680	95,855
2 WFS Financial Owner Trust	2.850%	9/22/2008	745	745
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	22,500	22,394
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	58,200	58,112

				3,779,698

Finance (39.0%)
Banking (21.2%)
4 Allied Irish Banks	5.457%	8/3/2007	63,495	63,461
AmSouth Bank NA	2.820%	11/3/2006	22,225	22,224
AmSouth Bank NA	6.125%	3/1/2009	2,300	2,344
3,4 ANZ National Bank International Ltd.	5.444%	4/14/2008	56,800	56,871
3,4 ANZ National Bank International Ltd.	5.539%	8/7/2009	19,600	19,600
4 Associated Bank NA	5.609%	2/1/2008	9,350	9,361
4 Associated Bank NA	5.511%	6/2/2008	37,550	37,583
Astoria Financial Corp.	5.750%	10/15/2012	12,000	12,107
3 Banco Mercantil del Norte	6.135%	10/13/2016	19,550	19,546
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	34,000	34,127
3,4 Banco Santander Chile	5.740%	12/9/2009	18,900	18,899
Bank of America Corp.	7.800%	2/15/2010	33,700	36,386
4 Bank of America Corp.	5.566%	8/2/2010	20,000	20,027
Bank of America Corp.	7.400%	1/15/2011	25,300	27,421
Bank of America Corp.	5.375%	8/15/2011	40,000	40,574
Bank of New York Co., Inc.	3.900%	9/1/2007	23,610	23,336
Bank of New York Co., Inc.	5.050%	3/3/2009	37,900	37,877
Bank of New York Co., Inc.	5.410%	5/15/2009	30,800	31,009
Bank of New York Co., Inc.	7.300%	12/1/2009	4,900	5,203
Bank of New York Co., Inc.	4.950%	1/14/2011	14,700	14,599
Bank of New York Co., Inc.	3.400%	3/15/2013	9,355	9,117
4 Bank of Nova Scotia	5.360%	3/28/2008	94,000	94,066
3 Bank of Scotland Treasury Services	3.500%	11/30/2007	89,900	88,303
Barclays Bank PLC	7.400%	12/15/2009	6,788	7,207
BB&T Corp.	6.500%	8/1/2011	5,970	6,299
3,4 BBVA US Senior S.A. Unipersonal	5.444%	4/17/2009	117,500	117,606
3 BNP Paribas	4.800%	6/24/2015	13,800	13,289
4 Branch Banking &Trust Co.	5.450%	9/2/2008	17,800	17,815
BT Preferred Capital Trust II	7.875%	2/25/2027	4,900	5,109
4 Canadian Imperial Bank of Commerce	5.450%	5/27/2008	34,200	34,210
4 Charter One Bank N.A	5.430%	4/24/2009	29,370	29,384
4 Citigroup Global Markets	5.490%	3/17/2009	38,700	38,743
4 Citigroup, Inc.	5.549%	11/1/2007	33,100	33,145
4 Citigroup, Inc.	5.530%	6/9/2009	81,000	81,215
Colonial Bank NA	6.375%	12/1/2015	3,800	3,917
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	21,125	21,295
4 Credit Suisse First Boston USA, Inc.	5.507%	6/2/2008	40,000	40,042
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	38,425	37,371
4 Credit Suisse First Boston USA, Inc.	5.605%	8/15/2010	41,500	41,585
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	30,000	30,449
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	17,920	18,898
3,4 Deutsche Bank Financial, Inc.	5.696%	4/30/2009	11,730	11,722
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	21,600	23,073
3,4 DnB NOR Bank ASA	5.443%	10/13/2009	60,900	60,898
Fifth Third Bank	2.700%	1/30/2007	98,400	97,818
Fifth Third Bank	3.375%	8/15/2008	16,701	16,213
4 First Tennessee Bank	5.530%	12/17/2009	23,500	23,500
FirstStar Bank	7.125%	12/1/2009	8,425	8,906
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,319
Golden West Financial Corp.	4.125%	8/15/2007	10,975	10,871
GreenPoint Financial Corp.	3.200%	6/6/2008	36,560	35,408
HSBC Bank USA	3.875%	9/15/2009	38,500	37,336
4 HSBC Bank USA	5.520%	12/14/2009	38,500	38,555
HSBC USA, Inc.	7.000%	11/1/2006	26,515	26,511
Independence Community Bank	3.750%	4/1/2014	16,040	15,386
JPMorgan Chase &Co.	3.125%	12/11/2006	55,784	55,651
JPMorgan Chase &Co.	5.500%	3/26/2007	94,009	94,056
JPMorgan Chase &Co.	4.891%	9/1/2015	25,200	24,860
KeyCorp	4.700%	5/21/2009	15,700	15,538
4 KeyCorp	5.420%	5/26/2009	19,570	19,570
3 M &T Bank Corp.	3.850%	4/1/2013	16,150	15,811
4 Manufacturers &Traders Trust Co.	5.300%	3/30/2007	19,600	19,607
MBNA Corp.	5.625%	11/30/2007	3,925	3,946
4 MBNA Corp.	5.910%	5/5/2008	17,400	17,511
Mellon Capital I	7.720%	12/1/2026	9,600	9,973
Mellon Funding Corp.	3.250%	4/1/2009	48,350	46,349
National Australia Bank	6.600%	12/10/2007	9,026	9,155
National City Bank	3.300%	5/15/2007	49,000	48,489
National City Bank of Indiana	4.875%	7/20/2007	9,850	9,815
National Westminster Bank PLC	7.375%	10/1/2009	9,337	9,900
2 National Westminster Bank PLC	7.750%	4/29/2049	23,222	23,708
3 Nationwide Building Society	2.625%	1/30/2007	61,800	61,395
North Fork Bancorp., Inc.	5.000%	8/15/2012	16,450	16,418
North Fork Bancorp., Inc.	5.875%	8/15/2012	8,070	8,269
3 PNC Financial Services	8.875%	3/15/2027	4,700	4,950
PNC Financial Services	8.875%	3/15/2027	28,930	30,469
PNC Funding Corp.	6.500%	5/1/2008	9,795	9,980
PNC Funding Corp.	5.125%	12/14/2010	28,155	28,136
3 PNC Institutional Capital Trust	8.315%	5/15/2027	12,250	12,885
4 Regions Financial Corp.	5.579%	8/8/2008	47,400	47,441
Regions Financial Corp.	4.375%	12/1/2010	1,500	1,454
Regions Financial Corp.	7.000%	3/1/2011	10,385	11,079
Republic New York Corp.	5.875%	10/15/2008	9,934	10,073
4 Royal Bank of Canada	5.360%	3/20/2008	28,180	28,179
3,4 Royal Bank of Scotland Group PLC	5.410%	11/24/2006	36,500	36,511
3,4 Royal Bank of Scotland Group PLC	5.424%	7/21/2008	97,700	97,699
3,4 Santander U.S. Debt, S.A. Unipersonal	5.450%	9/19/2008	119,400	119,419
Sanwa Bank Ltd.	7.400%	6/15/2011	9,825	10,626
Skandinaviska Enskilda Banken	6.875%	2/15/2009	11,630	12,062
4 Southtrust Bank NA	5.450%	6/14/2007	38,000	38,015
Sovereign Bank	4.000%	2/1/2008	4,800	4,731
Sovereign Bank	4.375%	8/1/2013	2,397	2,349
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	7,009	7,863
SunTrust Banks, Inc.	4.000%	10/15/2008	10,450	10,228
4 SunTrust Banks, Inc.	5.499%	5/22/2009	14,700	14,713
4 SunTrust Banks, Inc.	5.511%	6/2/2009	56,470	56,564
Svenska Handelsbanken NY	8.125%	8/15/2007	32,615	33,337
Toronto Dominion Bank NY	6.150%	10/15/2008	4,400	4,487
3,4 Unicredit Luxembourg Finance	5.716%	1/13/2017	51,600	51,646
Union Planters Bank NA	5.125%	6/15/2007	55,605	55,543
US Bancorp	5.100%	7/15/2007	13,885	13,865
US Bank NA	3.700%	8/1/2007	6,840	6,760
US Bank NA	4.125%	3/17/2008	47,500	46,862
US Bank NA	5.700%	12/15/2008	17,500	17,683
2 US Central Credit Union	2.700%	9/30/2009	5,455	5,232
USB Capital IX	6.189%	4/15/2042	44,150	45,028
2 Wachovia Capital Trust III	5.800%	12/31/2049	18,125	18,200
Wachovia Corp.	6.750%	11/15/2006	16,400	16,407
4 Wachovia Corp.	5.454%	7/20/2007	24,175	24,195
4 Wachovia Corp.	5.426%	10/28/2008	52,900	52,950
Wachovia Corp.	6.000%	10/30/2008	9,775	9,927
Wachovia Corp.	6.375%	2/1/2009	45,800	46,995
Wachovia Corp.	6.150%	3/15/2009	15,650	15,985
Washington Mutual, Inc.	5.625%	1/15/2007	11,000	11,002
Washington Mutual, Inc.	4.375%	1/15/2008	46,194	45,739
4 Wells Fargo &Co.	5.424%	9/28/2007	86,800	86,864
Wells Fargo &Co.	3.750%	10/15/2007	25,000	24,634
Wells Fargo &Co.	5.250%	12/1/2007	14,300	14,335
Wells Fargo &Co.	4.200%	1/15/2010	50,000	48,739
Wells Fargo Bank NA	6.450%	2/1/2011	23,800	25,045
Western Financial Bank	9.625%	5/15/2012	5,610	6,210
3,4 Westpac Banking	5.460%	5/25/2007	52,300	52,299
4 World Savings Bank, FSB	5.460%	6/1/2007	57,050	57,079
4 Zions Bancorp	5.494%	4/15/2008	65,700	65,699
Brokerage (4.3%)
2,4 Bear Stearns Co., Inc.	5.629%	2/8/2008	24,500	24,527
4 Bear Stearns Co., Inc.	5.489%	8/21/2009	43,450	43,461
4 Bear Stearns Co., Inc.	5.606%	1/31/2011	25,020	25,068
Bear Stearns Co., Inc.	4.000%	1/31/2008	11,100	10,946
Bear Stearns Co., Inc.	4.500%	10/28/2010	24,158	23,620
Bear Stearns Co., Inc.	5.500%	8/15/2011	18,000	18,205
Franklin Resources Inc.	3.700%	4/15/2008	14,100	13,796
4 Goldman Sachs Group, Inc.	5.591%	3/2/2010	29,300	29,380
4 Goldman Sachs Group, Inc.	5.664%	6/28/2010	45,030	45,252
4 Goldman Sachs Group, Inc.	5.495%	10/5/2007	59,750	59,815
4 Goldman Sachs Group, Inc.	5.704%	7/23/2009	6,265	6,306
LaBranche &Co.	9.500%	5/15/2009	14,450	15,136
LaBranche &Co.	11.000%	5/15/2012	1,625	1,751
4 Lehman Brothers Holdings, Inc.	6.172%	8/19/2065	9,790	9,914
4 Lehman Brothers Holdings, Inc.	5.492%	8/21/2009	24,450	24,462
4 Lehman Brothers Holdings, Inc.	5.464%	10/22/2008	34,500	34,526
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	38,620	37,709
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	69,400	71,082
4 Merrill Lynch &Co., Inc.	5.700%	2/5/2010	56,575	56,779
Merrill Lynch &Co., Inc.	4.250%	2/8/2010	25,000	24,315
Merrill Lynch &Co., Inc.	4.790%	8/4/2010	35,465	35,029
4 Morgan Stanley Dean Witter	5.512%	1/12/2007	25,000	25,000
^4 Morgan Stanley Dean Witter	5.654%	1/15/2010	100,900	101,435
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,592
2,3 Topaz Ltd.	6.920%	3/10/2007	1,762	1,768
Finance Companies (5.6%)
4 American Express Centurion Bank	5.480%	11/16/2009	9,500	9,530
4 American Express Credit Corp.	5.473%	10/4/2010	19,600	19,628
4 American Express Credit Corp.	5.380%	5/19/2009	23,750	23,750
American Express Credit Corp.	3.000%	5/16/2008	11,450	11,099
4 American General Finance Corp.	5.526%	8/16/2007	25,000	25,023
4 American General Finance Corp.	5.494%	1/18/2008	24,200	24,228
American General Finance Corp.	2.750%	6/15/2008	5,850	5,630
American General Finance Corp.	4.625%	5/15/2009	23,935	23,620
American General Finance Corp.	5.375%	9/1/2009	14,065	14,137
American General Finance Corp.	3.875%	10/1/2009	39,000	37,614
American General Finance Corp.	4.875%	5/15/2010	5,200	5,141
CIT Group, Inc.	5.600%	4/27/2011	52,775	53,395
Capital One Bank	5.000%	6/15/2009	19,650	19,556
Capital One Bank	6.500%	6/13/2013	4,875	5,125
Capital One Financial	4.800%	2/21/2012	4,380	4,248
Capital One Financial	6.250%	11/15/2013	1,990	2,068
Countrywide Home Loan	5.500%	2/1/2007	25,900	25,896
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,301
4 General Electric Capital Corp.	5.506%	5/10/2010	41,400	41,400
4 General Electric Capital Corp.	5.431%	3/4/2008	22,500	22,508
2,4 General Electric Capital Corp.	5.476%	7/28/2008	39,150	39,222
General Electric Capital Corp.	3.500%	8/15/2007	8,200	8,085
General Electric Capital Corp.	4.125%	9/1/2009	50,000	48,838
General Electric Capital Corp.	4.375%	11/21/2011	10,516	10,170
General Electric Capital Corp.	5.875%	2/15/2012	4,800	4,956
General Electric Capital Corp.	4.375%	3/3/2012	18,600	17,924
HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,000	5,039
HSBC Finance Corp.	4.125%	11/16/2009	17,500	17,028
HSBC Finance Corp.	4.625%	9/15/2010	56,450	55,416
HSBC Finance Corp.	5.250%	1/14/2011	25,025	25,106
International Lease Finance Corp.	6.375%	3/15/2009	9,410	9,654
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,888
International Lease Finance Corp.	5.450%	3/24/2011	23,250	23,391
iStar Financial Inc.	7.000%	3/15/2008	2,320	2,369
iStar Financial Inc.	4.875%	1/15/2009	34,560	34,213
4 Paccar Financial Corp.	5.456%	10/26/2009	60,880	60,879
4 Residential Capital Corp.	6.693%	11/21/2008	14,100	14,269
3,4 Residential Capital Corp.	7.204%	4/17/2009	38,550	38,713
Residential Capital Corp.	6.375%	6/30/2010	44,725	45,408
Residential Capital Corp.	6.000%	2/22/2011	26,150	26,224
Residential Capital Corp.	6.500%	4/17/2013	11,150	11,355
4 SLM Corp.	5.517%	7/27/2009	36,000	36,136
SLM Corp.	4.500%	7/26/2010	52,945	51,661
USAA Capital Corp.	7.050%	11/8/2006	12,240	12,243
Insurance (6.3%)
3 AIG SunAmerica Global Financing IX	5.100%	1/17/2007	44,000	43,978
3 ASIF Global Finance XXVI	2.500%	1/30/2007	24,425	24,258
4 Berkshire Hathaway Finance Corp.	5.420%	1/11/2008	19,000	19,015
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	22,600	21,861
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	9,800	9,554
CIGNA Corp.	7.400%	5/15/2007	43,753	44,175
Chubb Corp.	5.472%	8/16/2008	97,900	98,339
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,364
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	4,850	4,820
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	19,600	19,733
2 ING Capital Funding Trust III	5.775%	12/8/2049	11,170	11,129
3 ING Security Life Institutional Funding	4.250%	1/15/2010	29,500	28,697
3 Jackson National Life Insurance Co.	5.250%	3/15/2007	14,800	14,789
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	14,620	14,142
Lincoln National Corp.	5.250%	6/15/2007	12,000	11,988
3,4 MBIA Global Funding LLC	5.420%	1/26/2007	20,000	20,003
Marsh &McLennan Cos., Inc.	5.375%	7/15/2014	4,100	3,878
3 MassMutual Global Funding II	3.250%	6/15/2007	33,300	32,920
3,4 MetLife Global Funding I	5.570%	5/18/2010	48,900	49,074
3 MetLife Global Funding I	4.750%	6/20/2007	18,700	18,635
MetLife, Inc.	5.250%	12/1/2006	13,775	13,773
3,4 Monumental Global Funding II	5.378%	12/27/2006	28,125	28,124
3,4 Monumental Global Funding II	5.430%	1/9/2009	46,875	46,873
3 Monumental Global Funding II	3.450%	11/30/2007	8,200	8,028
3 Monumental Global Funding II	4.375%	7/30/2009	6,900	6,765
3 Nationwide Life Global Funding	5.350%	2/15/2007	47,250	47,225
3,5 New York Life Global Funding	3.875%	1/15/2009	23,700	23,039
3 Oil Insurance Ltd.	7.558%	6/30/2049	13,225	13,764
3 PRICOA Global Funding I	3.900%	12/15/2008	42,325	41,217
3 PRICOA Global Funding I	4.200%	1/15/2010	12,000	11,656
3 PRICOA Global Funding I	4.625%	6/25/2012	5,000	4,841
3,4 Premium Asset Trust	5.524%	7/15/2008	48,200	48,251
3,4 Principal Life Global	5.542%	11/13/2006	24,360	24,361
3 Principal Life Global	3.625%	4/30/2008	14,550	14,225
Principal Life Income Funding	5.125%	3/1/2011	19,600	19,548
Safeco Corp.	4.200%	2/1/2008	43,799	43,217
3 TIAA Global Markets	5.000%	3/1/2007	37,990	37,934
3 TIAA Global Markets	4.125%	11/15/2007	15,000	14,837
Travelers Property Casualty Corp.	3.750%	3/15/2008	34,420	33,759
4 UnitedHealth Group, Inc.	5.471%	3/2/2009	19,575	19,557
UnitedHealth Group, Inc.	3.375%	8/15/2007	9,500	9,350
UnitedHealth Group, Inc.	3.300%	1/30/2008	23,875	23,318
3 UnumProvident Corp.	6.850%	11/15/2015	7,650	8,093
WellPoint Inc.	3.750%	12/14/2007	36,117	35,506
Willis North America Inc.	5.125%	7/15/2010	16,500	16,036
3 Xlliac Global Funding	4.800%	8/10/2010	15,700	15,428
Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust	5.250%	12/1/2010	13,150	13,106
Arden Realty LP	5.200%	9/1/2011	7,700	7,679
AvalonBay Communities, Inc.	5.000%	8/1/2007	4,000	3,986
AvalonBay Communities, Inc.	8.250%	7/15/2008	9,885	10,358
4 Brandywine Operating Partnership	5.822%	4/1/2009	19,600	19,599
Brandywine Operating Partnership	5.750%	4/1/2012	7,500	7,582
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,330	7,272
Developers Diversified Realty Corp.	5.375%	10/15/2012	14,100	13,989
HRPT Properties Trust	6.950%	4/1/2012	10,000	10,607
Health Care Property Investors, Inc.	4.875%	9/15/2010	24,350	23,716
Health Care REIT, Inc.	7.500%	8/15/2007	974	988
Health Care REIT, Inc.	8.000%	9/12/2012	9,750	10,821
Liberty Property LP	6.375%	8/15/2012	9,400	9,754
ProLogis	5.250%	11/15/2010	21,800	21,681
ProLogis	5.500%	4/1/2012	18,820	18,818
Public Storage, Inc.	6.750%		295	7,390
Regency Centers LP	7.950%	1/15/2011	4,700	5,142
Simon Property Group Inc.	6.375%	11/15/2007	15,190	15,344
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,577
Simon Property Group Inc.	4.875%	8/15/2010	17,950	17,701
United Dominion Realty Trust	6.500%	6/15/2009	6,350	6,516
3,4 Westfield Capital Corp.	5.766%	11/2/2007	18,170	18,197
3 Westfield Capital Corp.	4.375%	11/15/2010	14,730	14,229

				6,855,417

Industrial (23.2%)
Basic Industry (0.5%)
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,925	2,852
Falconbridge Ltd.	7.350%	11/1/2006	3,775	3,774
International Paper Co.	7.625%	1/15/2007	10,700	10,741
International Steel Group, Inc.	6.500%	4/15/2014	8,800	8,844
Lubrizol Corp.	5.875%	12/1/2008	10,920	11,046
Lubrizol Corp.	4.625%	10/1/2009	27,150	26,693
Praxair, Inc.	4.750%	7/15/2007	4,950	4,929
Southern Copper Corp.	6.375%	7/27/2015	1,950	1,979
Vale Overseas Ltd.	6.250%	1/11/2016	4,100	4,121
Weyerhaeuser Co.	6.750%	3/15/2012	9,790	10,230
Capital Goods (3.5%)
4 Avery Dennison Corp.	5.676%	8/10/2007	23,800	23,814
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	27,136	26,491
Boeing Capital Corp.	5.750%	2/15/2007	12,890	12,900
Boeing Capital Corp.	6.100%	3/1/2011	21,075	21,873
Carlisle Cos., Inc.	7.250%	1/15/2007	15,600	15,647
4 Caterpillar Financial Services Corp.	5.454%	8/11/2009	74,100	74,099
4 Caterpillar Financial Services Corp.	5.460%	3/10/2009	38,200	38,216
Caterpillar Financial Services Corp.	2.700%	7/15/2008	7,660	7,359
Caterpillar Financial Services Corp.	3.700%	8/15/2008	6,910	6,734
Caterpillar Financial Services Corp.	4.500%	9/1/2008	13,700	13,532
Harsco Corp.	5.125%	9/15/2013	8,000	7,852
4 Honeywell International, Inc.	5.450%	3/13/2009	24,500	24,500
Honeywell International, Inc.	6.125%	11/1/2011	2,628	2,735
John Deere Capital Corp.	3.900%	1/15/2008	42,675	42,026
John Deere Capital Corp.	4.875%	3/16/2009	13,815	13,741
John Deere Capital Corp.	4.625%	4/15/2009	32,900	32,518
John Deere Capital Corp.	5.400%	4/7/2010	3,300	3,325
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,415
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,527
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,418
Lafarge SA	6.150%	7/15/2011	1,875	1,923
3,4 Masco Corp.	5.640%	3/9/2007	34,200	34,214
Masco Corp.	4.625%	8/15/2007	10,900	10,826
2,3 Minnesota Mining &Manufacturing ESOP Trust	5.620%	7/15/2009	16,475	16,533
Mohawk Industries Inc.	6.500%	4/15/2007	11,640	11,686
3 Oakmont Asset Trust	4.514%	12/22/2008	16,110	15,761
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	6,812	6,982
Raytheon Co.	6.750%	8/15/2007	10,849	10,955
Raytheon Co.	8.300%	3/1/2010	4,900	5,348
4 Textron Financial Corp.	5.630%	8/28/2007	31,780	31,807
4 Textron Financial Corp.	5.472%	1/12/2009	39,170	39,169
Textron Financial Corp.	4.125%	3/3/2008	13,200	13,011
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,519
Tyco International Group SA	6.375%	10/15/2011	9,765	10,216
United Technologies Corp.	4.875%	11/1/2006	20,725	20,722
Communication (5.1%)
AT&T Inc.	4.125%	9/15/2009	42,950	41,694
America Movil SA de C.V	4.125%	3/1/2009	15,625	15,137
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,911
British Sky Broadcasting Corp.	8.200%	7/15/2009	38,016	40,687
British Telecommunications PLC	8.375%	12/15/2010	24,040	27,021
CBS Corp.	5.625%	5/1/2007	10,075	10,077
Cingular Wireless LLC	5.625%	12/15/2006	29,925	29,928
Clear Channel Communications, Inc.	3.125%	2/1/2007	25,500	25,328
Clear Channel Communications, Inc.	4.625%	1/15/2008	26,155	25,817
Comcast Cable Communications, Inc.	8.375%	5/1/2007	13,950	14,143
Comcast Cable Communications, Inc.	6.750%	1/30/2011	18,800	19,755
Comcast Corp.	5.850%	1/15/2010	33,312	33,899
4 Cox Communications, Inc.	5.940%	12/14/2007	8,960	8,969
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,598
Cox Communications, Inc.	7.875%	8/15/2009	21,348	22,697
Cox Communications, Inc.	4.625%	1/15/2010	13,400	13,093
3 Cox Enterprises, Inc.	7.875%	9/15/2010	12,000	12,828
Deutsche Telekom International Finance	8.000%	6/15/2010	10,605	11,575
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	21,669
4 Gannett Co., Inc.	5.600%	5/26/2009	24,500	24,482
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,219
IAC/InteractiveCorp	7.000%	1/15/2013	18,500	19,049
2 NYNEX Corp.	9.550%	5/1/2010	8,114	8,684
New Cingular Wireless Services	7.500%	5/1/2007	19,050	19,241
News America Inc.	6.625%	1/9/2008	14,620	14,841
Nextel Communications	5.950%	3/15/2014	10,000	9,824
R.R. Donnelley &Sons Co.	5.000%	11/15/2006	4,760	4,759
Sprint Capital Corp.	6.000%	1/15/2007	14,780	14,788
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,520
Sprint Capital Corp.	7.625%	1/30/2011	17,860	19,254
Telecom Italia Capital	4.000%	1/15/2010	35,850	34,156
Telecom Italia Capital	4.875%	10/1/2010	19,700	19,182
Telefonica Emisiones SAU	5.984%	6/20/2011	54,800	56,065
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	57,727
Telus Corp.	7.500%	6/1/2007	15,470	15,638
Univision Communications, Inc.	3.500%	10/15/2007	25,905	25,304
Univision Communications, Inc.	3.875%	10/15/2008	9,230	8,825
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	42,327
Verizon Wireless Capital	5.375%	12/15/2006	41,475	41,470
4 Vodafone Group PLC	5.457%	12/28/2007	14,700	14,701
Consumer Cyclical (4.3%)
3,4 American Honda Finance	5.462%	5/12/2009	29,400	29,400
3,4 American Honda Finance	5.450%	3/9/2009	53,870	53,881
3 American Honda Finance	5.125%	12/15/2010	21,150	21,120
CVS Corp.	4.000%	9/15/2009	9,500	9,184
CVS Corp.	5.750%	8/15/2011	10,000	10,157
Carnival Corp.	3.750%	11/15/2007	15,110	14,869
Centex Corp.	7.875%	2/1/2011	5,040	5,431
4 DaimlerChrysler North America Holding Corp.	6.019%	10/31/2008	36,439	36,587
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	34,635
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,535
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	11,000	10,734
Federated Department Stores, Inc.	6.300%	4/1/2009	16,875	17,196
Federated Department Stores, Inc.	6.625%	4/1/2011	17,146	17,714
GSC Holdings Corp.	8.000%	10/1/2012	8,750	9,056
3 Harley-Davidson Inc.	5.000%	12/15/2010	9,300	9,261
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,574
International Speedway Corp.	4.200%	4/15/2009	25,270	24,574
J.C. Penney Co., Inc.	8.000%	3/1/2010	2,400	2,579
J.C. Penney Co., Inc.	9.000%	8/1/2012	25,811	29,889
Johnson Controls, Inc.	5.000%	11/15/2006	22,220	22,220
4 Johnson Controls, Inc.	5.604%	1/17/2008	24,475	24,498
K. Hovnanian Enterprises	6.250%	1/15/2016	7,710	7,035
KB Home	6.375%	8/15/2011	8,750	8,553
KB Home	7.250%	6/15/2018	2,200	2,156
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,536
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,922
MGM Mirage, Inc.	6.750%	4/1/2013	3,825	3,710
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,670
May Department Stores Co.	5.950%	11/1/2008	17,020	17,177
May Department Stores Co.	4.800%	7/15/2009	22,297	21,944
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	28,250	27,484
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	28,200	28,245
3,4 Realogy Corp.	6.074%	10/20/2009	14,000	14,000
Royal Caribbean Cruises	6.750%	3/15/2008	6,470	6,527
Royal Caribbean Cruises	7.000%	6/15/2013	11,500	11,703
Royal Caribbean Cruises	6.875%	12/1/2013	2,320	2,349
Target Corp.	3.375%	3/1/2008	7,900	7,728
Target Corp.	5.400%	10/1/2008	27,295	27,465
3 Technical Olympic USA, Inc.	8.250%	4/1/2011	5,370	5,095
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,422
Time Warner, Inc.	6.150%	5/1/2007	13,500	13,534
Toll Corp.	8.250%	2/1/2011	2,305	2,351
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	6,873	6,704
4 Viacom Inc.	5.740%	6/16/2009	34,200	34,210
WCI Communities Inc.	9.125%	5/1/2012	9,300	8,521
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	19,401
Wal-Mart Stores, Inc.	4.125%	7/1/2010	44,000	42,631
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	16,476
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,688
Consumer Noncyclical (4.8%)
Abbott Laboratories	6.400%	12/1/2006	16,600	16,610
Altria Group, Inc.	5.625%	11/4/2008	9,475	9,519
Altria Group, Inc.	7.000%	11/4/2013	3,000	3,286
AmerisourceBergen Corp.	5.625%	9/15/2012	10,000	9,908
Amgen Inc.	4.000%	11/18/2009	32,150	31,231
Baxter Finco, BV	4.750%	10/15/2010	21,300	20,952
Beckman Instruments, Inc.	7.450%	3/4/2008	13,355	13,690
Becton, Dickinson &Co.	7.150%	10/1/2009	4,900	5,165
Biovail Corp.	7.875%	4/1/2010	5,610	5,652
Bristol-Myers Squibb Co.	5.250%	8/15/2013	5,875	5,825
Brown-Forman Corp.	3.000%	3/15/2008	14,700	14,278
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	44,815	43,685
Campbell Soup Co.	5.500%	3/15/2007	25,570	25,577
Campbell Soup Co.	5.875%	10/1/2008	20,300	20,546
3,4 Cardinal Health, Inc.	5.640%	10/2/2009	18,725	18,734
4 Clorox Co.	5.515%	12/14/2007	39,000	39,031
Constellation Brands Inc.	7.250%	9/1/2016	2,300	2,329
Corn Products International Inc.	8.250%	7/15/2007	12,000	12,166
Delhaize America Inc.	8.125%	4/15/2011	11,875	12,775
4 Diageo Capital PLC	5.464%	4/20/2007	29,300	29,305
Diageo Capital PLC	3.375%	3/20/2008	16,435	16,045
Diageo Finance BV	3.000%	12/15/2006	42,600	42,486
Fortune Brands Inc.	2.875%	12/1/2006	23,620	23,569
Fortune Brands Inc.	5.125%	1/15/2011	11,250	11,039
Genentech Inc.	4.750%	7/15/2015	22,375	21,525
General Mills, Inc.	5.125%	2/15/2007	66,900	66,814
H.J. Heinz Co.	6.000%	3/15/2008	9,525	9,599
Health Management Associates Inc.	6.125%	4/15/2016	19,200	18,500
Hershey Foods Corp.	5.300%	9/1/2011	5,625	5,666
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,413
Hospira, Inc.	4.950%	6/15/2009	19,000	18,682
Kraft Foods, Inc.	4.625%	11/1/2006	23,125	23,121
Kraft Foods, Inc.	5.250%	6/1/2007	18,500	18,476
Kraft Foods, Inc.	4.125%	11/12/2009	40,750	39,543
Kroger Co.	6.375%	3/1/2008	9,170	9,276
Kroger Co.	7.450%	3/1/2008	10,880	11,158
Kroger Co.	7.250%	6/1/2009	3,766	3,924
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,677
Medtronic Inc.	4.375%	9/15/2010	18,800	18,304
Molson Coors Capital Finance	4.850%	9/22/2010	6,575	6,466
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	26,200	26,494
PepsiAmericas Inc.	6.375%	5/1/2009	10,170	10,433
Quest Diagnostic, Inc.	5.125%	11/1/2010	9,400	9,311
3 Reynolds American Inc.	7.625%	6/1/2016	3,050	3,225
3,4 SABMiller PLC	5.672%	7/1/2009	14,675	14,704
4 Safeway, Inc.	5.718%	3/27/2009	19,600	19,596
Safeway, Inc.	7.500%	9/15/2009	31,300	33,042
Wyeth	6.950%	3/15/2011	6,870	7,317
Energy (1.3%)
Anadarko Finance Co.	6.750%	5/1/2011	6,201	6,526
4 Anadarko Petroleum Corp.	5.790%	9/15/2009	23,960	24,036
Chesapeake Energy Corp.	7.625%	7/15/2013	3,850	3,980
Devon Financing Corp.	6.875%	9/30/2011	18,530	19,733
3 GS-Caltex Oil Corp.	5.500%	10/15/2015	8,300	8,179
Halliburton Co.	5.500%	10/15/2010	51,660	52,001
2,3,6 Oil Enterprises Ltd.	6.239%	6/30/2008	8,931	8,991
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	8,725	8,225
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	15,646	15,581
Petrobras International Finance	7.750%	9/15/2014	1,600	1,776
Phillips Petroleum Co.	8.750%	5/25/2010	24,495	27,328
2,3 Qatar Petroleum	5.579%	5/30/2011	23,500	23,713
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	21,580	20,731
2,3 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	14,590	14,140
Technology (0.8%)
Affiliated Computer Services	4.700%	6/1/2010	11,730	11,290
4 Cisco Systems Inc.	5.479%	2/20/2009	14,700	14,716
Hewlett-Packard Co.	3.625%	3/15/2008	9,437	9,243
International Business Machines Corp.	6.450%	8/1/2007	14,750	14,866
International Business Machines Corp.	3.800%	2/1/2008	29,800	29,316
International Business Machines Corp.	4.250%	9/15/2009	13,825	13,534
Oracle Corp.	5.000%	1/15/2011	28,200	28,006
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,810
Transportation (2.1%)
2,4,6 American Airlines, Inc.	6.009%	9/23/2007	16,114	16,138
2 American Airlines, Inc.	3.857%	7/9/2010	8,666	8,277
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	15,330	15,489
CSX Corp.	7.450%	5/1/2007	6,420	6,481
CSX Corp.	4.875%	11/1/2009	5,740	5,677
Canadian National Railway Co.	4.250%	8/1/2009	3,000	2,930
Canadian National Railway Co.	6.375%	10/15/2011	4,500	4,731
2 Continental Airlines, Inc.	6.648%	9/15/2017	4,085	4,187
2 Continental Airlines, Inc.	9.798%	4/1/2021	8,665	9,358
3,4 ERAC USA Finance Co.	5.650%	8/28/2009	19,500	19,515
3,4 ERAC USA Finance Co.	5.626%	4/30/2009	9,400	9,411
3 ERAC USA Finance Co.	7.350%	6/15/2008	9,610	9,891
3 ERAC USA Finance Co.	7.950%	12/15/2009	12,270	13,139
3 ERAC USA Finance Co.	8.000%	1/15/2011	8,400	9,183
FedEx Corp.	2.650%	4/1/2007	30,750	30,392
FedEx Corp.	3.500%	4/1/2009	22,820	21,943
FedEx Corp.	5.500%	8/15/2009	21,600	21,756
Greenbrier Co. Inc.	8.375%	5/15/2015	9,113	9,227
4 JetBlue Airways Corp.	5.855%	11/15/2016	19,135	19,127
2,4 JetBlue Airways Corp.	8.505%	11/15/2008	4,005	4,009
2,4 JetBlue Airways Corp.	5.765%	12/15/2013	20,201	20,258
4 JetBlue Airways Corp.	5.810%	3/15/2014	28,775	28,774
2,4 JetBlue Airways Corp.	9.640%	3/15/2008	3,756	3,793
Norfolk Southern Corp.	7.350%	5/15/2007	2,060	2,080
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,748
^3 Quantas Airways	5.125%	6/20/2013	23,000	22,142
TFM SA de CV	9.375%	5/1/2012	2,000	2,145
TFM SA de CV	12.500%	6/15/2012	3,160	3,452
Union Pacific Corp.	5.750%	10/15/2007	15,200	15,242
Union Pacific Corp.	7.250%	11/1/2008	11,600	12,027
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,216
Other (0.8%)
Briggs &Stratton Corp.	8.875%	3/15/2011	17,470	18,911
Cintas Corp.	5.125%	6/1/2007	16,400	16,373
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	5,473	5,506
Stanley Works	3.500%	11/1/2007	6,880	6,753
Steelcase Inc.	6.500%	8/15/2011	6,850	6,995
3 Targeted Return Index Securities Trust 5-2002	5.940%	1/15/2007	29,952	29,945
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,414
3 Traded Custody Receipt	5.668%	3/1/2007	51,840	51,919

				4,074,760

Utilities (5.0%)
Electric (4.0%)
3 Abu Dhabi National Energy Co.	5.875%	10/27/2016	15,000	15,319
4 Alabama Power Co.	5.590%	8/25/2009	27,490	27,583
4 Appalachian Power Co.	5.697%	6/29/2007	9,500	9,514
Avista Corp.	9.750%	6/1/2008	20,100	21,295
CMS Energy Corp.	6.300%	2/1/2012	10,575	10,469
Carolina Power &Light Co.	6.650%	4/1/2008	25,900	26,344
Consolidated Edison Co. of New York	8.125%	5/1/2010	6,010	6,570
Consumers Energy Co.	4.800%	2/17/2009	10,783	10,666
4 Dominion Resources, Inc.	5.664%	9/28/2007	51,750	51,761
Dominion Resources, Inc.	6.300%	9/30/2066	19,000	19,040
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	46,343
FPL Group Capital, Inc.	5.625%	9/1/2011	29,350	29,808
FPL Group Capital, Inc.	6.350%	10/1/2066	2,950	3,020
FirstEnergy Corp.	5.500%	11/15/2006	10,729	10,729
FirstEnergy Corp.	6.450%	11/15/2011	7,750	8,128
2,3 GWF Energy LLC	6.131%	12/30/2011	10,318	10,463
Georgia Power Capital Trust	4.875%	11/1/2042	55,000	54,555
4 Georgia Power Co.	5.606%	2/17/2009	925	927
Georgia Power Co.	4.875%	7/15/2007	16,540	16,477
Indiana Michigan Power Co.	6.125%	12/15/2006	20,170	20,184
NiSource Finance Corp.	3.200%	11/1/2006	6,600	6,599
Northeast Utilities	7.250%	4/1/2012	16,385	17,630
Northern States Power Co.	4.750%	8/1/2010	11,100	10,922
Ohio Edison	4.000%	5/1/2008	8,000	7,839
Ohio Power Co.	5.300%	11/1/2010	10,030	9,971
Oncor Electric Delivery Co.	5.000%	9/1/2007	10,000	9,956
PPL Capital Funding, Inc.	8.375%	6/15/2007	6,775	6,890
PPL Capital Funding, Inc.	4.330%	3/1/2009	34,242	33,430
PPL Electric Utilities Corp.	6.250%	8/15/2009	19,070	19,559
Pacific Gas &Electric Co.	3.600%	3/1/2009	12,320	11,909
4 Pepco Holdings, Inc.	6.025%	6/1/2010	11,510	11,500
Pepco Holdings, Inc.	5.500%	8/15/2007	14,860	14,857
Progress Energy, Inc.	5.850%	10/30/2008	10,670	10,857
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	12,065
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	5,943
Public Service Electric &Gas	4.000%	11/1/2008	40,378	39,421
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	16,100
3 SP PowerAssets Ltd.	3.800%	10/22/2008	18,875	18,394
4 Southern California Edison Co.	5.566%	2/2/2009	7,500	7,502
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,616
Texas - New Mexico Power Co.	6.125%	6/1/2008	15,150	15,258
Virginia Electric &Power Co.	4.500%	12/15/2010	7,400	7,163
Natural Gas (1.0%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,505
CenterPoint Energy	6.500%	2/1/2008	18,360	18,585
CenterPoint Energy Resources	8.900%	12/15/2006	25,365	25,442
2,4 Energen Corp.	5.755%	11/15/2007	33,100	33,100
Enterprise Products Operating LP	4.000%	10/15/2007	13,680	13,486
Enterprise Products Operating LP	8.375%	8/1/2066	20,700	22,201
ONEOK Partners, LP	5.900%	4/1/2012	9,370	9,511
Panhandle Eastern Pipeline	2.750%	3/15/2007	7,610	7,531
Plains All American Pipeline LP	4.750%	8/15/2009	25,800	25,360
Southern Union Co.	7.200%	11/1/2066	5,325	5,377
*3 Yosemite Security Trust	8.250%	11/15/2004	11,820	8,983

				880,657

Total Corporate Bonds
(Cost $15,652,096)				15,590,532

Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)

China Development Bank	8.250%	5/15/2009	18,790	20,214
4 Corp. Andina de Fomento	5.730%	1/26/2007	44,700	44,713
3 Export-Import Bank of Korea	4.125%	2/10/2009	19,200	18,732
Korea Development Bank	4.750%	7/20/2009	56,500	55,825
2 Pemex Finance Ltd.	8.020%	5/15/2007	4,073	4,100
2 Pemex Finance Ltd.	9.690%	8/15/2009	24,600	25,968
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	24,583	23,959
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	21,227	20,663
3 Petronas Capital Ltd.	7.000%	5/22/2012	20,700	22,361

Total Sovereign Bonds
(Cost $237,423)				236,535

Taxable Municipal Bond (0.0%)

3 Texas Municipal Gas Corp.
(Cost $7,885)	2.600%	7/1/2007	7,885	7,809

		Shares

Preferred Stocks (0.7%)

4 Bank of America Corp .	5.722%	1,472,725	36,818
4 Goldman Sachs Group, Inc.	6.116%	2,080,000	53,622
General Electric Capital Corp.	6.450%	300,000	7,725
4 SunTrust Banks, Inc.	5.920%	369,500	9,293
Axis Capital Holdings	7.500%	36,750	3,827
Santander Financial Pfd.	6.800%	294,500	7,363

Total Preferred Stocks
(Cost $117,843)			118,648

Temporary Cash Investment (0.8%)

7 Vanguard Market Liquidity Fund
(Cost $138,422)	5.289%	138,422,041	138,422

Total Investments (99.6%)
(Cost $17,585,647)			17,504,450

Other Assets and Liabilities—Net (0.4%)			68,822

Net Assets (100%)			17,573,272

*	Non-income-producing security--security in default.
^	Part of security position is on loan to broker-dealers.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $2,684,679,000, representing 15.3% of net assets.
4	Adjustable-rate note.
5	Securities with a value of $17,012,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $17,587,450,000. Net unrealized depreciation of investment securities for tax purposes was $83,000,000, consisting of unrealized gains of $127,882,000 on securities that had risen in value since their purchase and $210,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S Treasury Note	10,732	2,193,688	3,478
5-Year U.S. Treasury Note	6,623	699,141	2,865
10-Year U.S. Treasury Note	1,350	146,095	1,661

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2006, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Coca-Cola Co.	12/29/2006	DBS	48,725	0.180%	13
Coca-Cola Co.	1/2/2007	DBS	47,525	0.180%	14
Fifth Third Bancorp	4/2/2007	DBS	38,550	0.450%	40
Procter &Gamble Co.	9/20/2008	DBS	111,800	0.120%	184
United Parcel Service	3/20/2008	WB	94,670	0.070%	51

					302
Interest Rate Swaps
Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

11/13/2006	LEH	24,360	2.970%	(5.400%)†	(18)
12/10/2006	LEH	26,600	3.150%	(5.390%)†	(67)
1/12/2007	LEH	25,000	2.640%	(5.370%)†	(137)
1/26/2007	JPM	20,000	3.050%	(5.330%)**	(112)
1/26/2007	DBS	44,700	2.610%	(5.490%)†	(295)
2/1/2007	DBS	25,900	(3.960%)	5.490%†	100
3/9/2007	JPM	34,200	3.110%	(5.390%)†	(273)
3/10/2007	DBS	19,650	2.700%	(5.390%)†	(189)
4/2/2007	DBS	38,550	3.090%	(5.370%)†	(368)
4/5/2007	LEH	39,000	2.710%	(5.370%)†	(441)
5/25/2007	ABN	52,300	3.190%	(5.400%)†	(636)
6/14/2007	DBS	38,000	3.220%	(5.390%)†	(501)
11/1/2007	ABN	33,100	3.160%	(5.490%)†	(693)
12/28/2007	LEH	14,700	4.900%	(5.370%)†	(65)
1/15/2008	LEH	61,900	3.350%	(5.370%)†	(1,386)
3/28/2008	LEH	94,000	4.760%	(5.320%)**	(588)
9/19/2008	LEH	119,400	4.740%	(5.390%)†	(781)
4/17/2009	LEH	117,500	5.640%	(5.370%)†	1,583
5/18/2009	LEH	44,000	5.600%	(5.410%)†	582
6/2/2009	WB	56,470	5.630%	(5.390%)†	791
6/2/2009	DBS	40,850	3.770%	(5.390%)†	(1,249)
6/9/2009	LEH	81,000	5.640%	(5.390%)†	1,158
7/27/2009	LEH	35,000	5.470%	(5.380%)†	384
8/21/2009	LEH	43,450	5.270%	(5.390%)†	270
8/25/2009	LEH	16,160	5.630%	(5.400%)†	249
9/17/2009	BS	70,000	5.180%	(5.320%)**	289
11/16/2009	BS	9,500	5.410%	(5.320%)**	104
12/9/2009	LEH	18,900	5.410%	(5.490%)†	210
12/14/2009	LEH	38,500	5.410%	(5.390%)†	430
12/17/2009	LEH	23,500	5.410%	(5.390%)†	263
1/15/2010	WB	100,900	5.420%	(5.370%)†	1,155
2/15/2010	WB	75,000	5.470%	(5.320%)**	977
5/10/2010	LEH	41,400	5.240%	(5.385%)†	294
6/28/2010	LEH	15,700	5.410%	(5.360%)†	205
7/11/2010	BS	37,500	5.200%	(5.320%)**	218
8/2/2010	LEH	20,000	5.420%	(5.490%)†	268
8/15/2010	LEH	41,500	5.420%	(5.410%)†	555

					2,286

*ABN-ABN Amro.
BS-Bear Stearns
DBS-Deutsche Bank Securities.
JPM-JPMorgan Chase.
LEH-Lehman Brothers Special Financing Inc.
WB-Wachovia Bank NA
**Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
†Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Federal Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (97.9%)

U.S. Government Securities (2.4%)
U.S. Treasury Note	3.875%	5/15/2009	15,000	14,730
U.S. Treasury Note	3.625%	7/15/2009	47,400	46,215

				60,945

Agency Bonds and Notes (81.0%)
1 Federal Home Loan Bank	3.625%	2/16/2007	80,000	79,624
1 Federal Home Loan Bank	3.375%	2/15/2008	50,000	48,971
1 Federal Home Loan Bank	4.875%	3/5/2008	100,000	99,793
1 Federal Home Loan Bank	3.875%	2/13/2009	20,000	19,519
1 Federal Home Loan Bank	4.250%	5/15/2009	32,000	31,490
1 Federal Home Loan Bank	4.625%	2/18/2011	50,000	49,638
1 Federal Home Loan Mortgage Corp.	4.000%	8/17/2007	50,000	49,527
1 Federal Home Loan Mortgage Corp.	4.625%	8/22/2008	75,000	74,438
1 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	100,000	99,980
1 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	21,500	21,917
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	53,264
1 Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	24,872
1 Federal Home Loan Mortgage Corp.	5.000%	10/18/2010	50,000	49,721
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	100,000	101,567
1 Federal National Mortgage Assn	3.625%	3/15/2007	100,000	99,399
1,2 Federal National Mortgage Assn	5.250%	4/15/2007	169,500	169,493
1 Federal National Mortgage Assn	3.800%	1/18/2008	100,000	98,562
1 Federal National Mortgage Assn	4.750%	2/1/2008	59,920	59,593
1 Federal National Mortgage Assn	5.750%	2/15/2008	96,000	96,879
1 Federal National Mortgage Assn	6.000%	5/15/2008	37,000	37,568
1 Federal National Mortgage Assn	5.250%	6/15/2008	100,000	100,532
1 Federal National Mortgage Assn	3.250%	8/15/2008	50,000	48,592
1 Federal National Mortgage Assn	4.000%	1/26/2009	50,000	49,001
1 Federal National Mortgage Assn	4.875%	4/15/2009	50,000	50,015
1 Federal National Mortgage Assn	7.250%	1/15/2010	100,000	106,899
1 Federal National Mortgage Assn	4.625%	6/1/2010	100,000	98,925
1 Federal National Mortgage Assn	7.125%	6/15/2010	157,975	169,690
1 Federal National Mortgage Assn	5.125%	4/15/2011	50,000	50,500
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.000%	9/20/2007	13,000	13,084
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.000%	9/20/2007	8,000	8,052
Private Export Funding Corp.	5.750%	1/15/2008	5,125	5,165
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,797

				2,084,067

Mortgage-Backed Securities (14.5%)
Conventional Mortgage-Backed Securities (8.5%)
1,3 Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017	37,755	37,896
1,3 Federal Home Loan Mortgage Corp.	6.500%	9/1/2011	1,863	1,881
1,3 Federal Home Loan Mortgage Corp.	7.500%	2/1/2008	265	267
1,3 Federal National Mortgage Assn	5.000%	8/1/2020-12/1/2020	80,958	79,783
1,3 Federal National Mortgage Assn	5.500%	11/1/2020	60,000	60,038
1,3 Federal National Mortgage Assn	6.000%	4/1/2017	11,656	11,876
1,3 Federal National Mortgage Assn	6.500%	10/1/2010-9/1/2016	20,550	20,964
1,3 Federal National Mortgage Assn	7.500%	3/1/2015-8/1/2015	1,194	1,229
1,3 Federal National Mortgage Assn	8.000%	10/1/2014-9/1/2015	4,106	4,308
Non-Conventional Mortgage-Backed Securities (6.0%)
1,3 Federal Home Loan Mortgage Corp.	3.700%	8/1/2033	6,803	6,642
1,3 Federal Home Loan Mortgage Corp.	5.997%	5/1/2036	11,160	11,207
1,3 Federal National Mortgage Assn	3.473%	10/1/2033	10,329	10,071
1,3 Federal National Mortgage Assn	3.606%	8/1/2033	8,930	8,732
1,3 Federal National Mortgage Assn	3.705%	9/1/2033	24,920	24,400
1,3 Federal National Mortgage Assn	3.707%	8/1/2033	2,831	2,773
1,3 Federal National Mortgage Assn	3.708%	7/1/2033	5,664	5,567
1,3 Federal National Mortgage Assn	3.730%	6/1/2033	10,707	10,508
1,3 Federal National Mortgage Assn	3.793%	8/1/2033	11,894	11,661
1,3 Federal National Mortgage Assn	3.799%	9/1/2033	12,218	12,013
1,3 Federal National Mortgage Assn	3.820%	7/1/2033	12,241	12,020
1,3 Federal National Mortgage Assn	4.307%	8/1/2034	7,921	7,775
1,3 Federal National Mortgage Assn	4.317%	6/1/2034	32,103	31,523

				373,134

Total U.S. Government and Agency Obligations
(Cost $2,537,343)				2,518,146

Temporary Cash Investments (5.1%)

Repurchase Agreements (5.1%)
Bank of America Securities, LLC
(Dated 10/31/2006, Repurchase Value $35,005,000, collateralized by
Federal National Mortgage Assn. Discount Note, 7/27/2007)	5.290%	11/1/2006	35,000	35,000
Barclays Capital, Inc.
(Dated 10/31/2006, Repurchase Value $35,005,000, collateralized by
Federal Home Loan Mortgage Corp. 3.625%, 2/15/2008)	5.290%	11/1/2006	35,000	35,000
Deutsche Bank Securities, Inc.
(Dated 10/31/2006, Repurchase Value $35,520,000, collateralized by
Federal Home Loan Mortgage Corp. Discount Note, 11/14/2006, and
Federal Home Loan Mortgage Corp. 0.000%, 8/15/2027)	5.290%	11/1/2006	35,515	35,515
Morgan Stanley & Co., Inc.
(Dated 10/31/2006, Repurchase Value $27,004,000, collateralized by
Federal Home Loan Mortgage Corp. 2.375%-7.000%, 2/15/2007-7/15/2032
and Federal Farm Credit Bank 5.570%-6.820%, 11/5/2007-5/28/2013)	5.290%	11/1/2006	27,000	27,000

Total Temporary Cash Investments
(Cost $132,515)				132,515

Total Investments (103.0%)
(Cost $2,669,858)				2,650,661

Other Assets and Liabilities—Net (-3.0%)				(77,074)

Net Assets (100%)				2,573,587

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
3	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $2,669,858,000. Net unrealized depreciation of investment securities for tax purposes was $19,197,000, consisting of unrealized gains of $6,924,000 on securities that had risen in value since their purchase and $26,121,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	2,010	410,857	581
5-Year U.S. Treasury Note	(417)	44,020	(302)
10-Year U.S. Treasury Note	(266)	28,786	(331)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.4%)

U.S. Government Securities (95.7%)
1 U.S. Treasury Bond	8.875%	2/15/2019	56,000	77,420
U.S. Treasury Bond	8.125%	8/15/2019	129,173	170,649
U.S. Treasury Bond	8.500%	2/15/2020	71,500	97,586
U.S. Treasury Bond	8.750%	5/15/2020	41,860	58,355
U.S. Treasury Bond	8.750%	8/15/2020	70,000	97,847
U.S. Treasury Bond	7.875%	2/15/2021	196,581	258,811
U.S. Treasury Bond	8.125%	5/15/2021	92,875	125,033
U.S. Treasury Bond	8.125%	8/15/2021	32,000	43,185
U.S. Treasury Bond	8.000%	11/15/2021	23,000	30,827
U.S. Treasury Bond	7.125%	2/15/2023	83,000	104,476
U.S. Treasury Bond	6.250%	8/15/2023	101,500	118,104
U.S. Treasury Bond	7.500%	11/15/2024	4,000	5,285
U.S. Treasury Bond	7.625%	2/15/2025	10,000	13,384
U.S. Treasury Bond	6.875%	8/15/2025	52,000	65,130
U.S. Treasury Bond	6.000%	2/15/2026	153,000	175,592
U.S. Treasury Bond	6.750%	8/15/2026	59,000	73,455
U.S. Treasury Bond	6.500%	11/15/2026	31,050	37,755
U.S. Treasury Bond	6.625%	2/15/2027	50,000	61,688
U.S. Treasury Bond	6.375%	8/15/2027	110,650	133,316
U.S. Treasury Bond	6.125%	11/15/2027	111,000	130,373
U.S. Treasury Bond	5.500%	8/15/2028	5,000	5,473
U.S. Treasury Bond	5.250%	11/15/2028	16,000	16,997
U.S. Treasury Bond	5.250%	2/15/2029	3,500	3,718
U.S. Treasury Bond	6.125%	8/15/2029	177,300	209,934

				2,114,393

Agency Bond (2.7%)
Private Export Funding Corp.	4.950%	11/15/2015	60,000	59,955

Total U.S. Government and Agency Obligations
(Cost $2,004,172)				2,174,348

Temporary Cash Investment (0.3%)

Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc.
(Dated 10/31/2006, Repurchase Value $7,081,000, collateralized by Federal National Mortgage Assn. 6.125%, 3/15/2012)
(Cost $7,080)	5.290%	11/1/2006	7,080	7,080

Total Investments (98.7%)
(Cost $2,011,252)				2,181,428

Other Assets and Liabilities-Net (1.3%)				28,770

Net Assets (100%)				2,210,198

1	Securities with a value of $2,765,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $2,025,592,000. Net unrealized appreciation of investment securities for tax purposes was $155,836,000, consisting of unrealized gains of $157,889,000 on securities that had risen in value since their purchase and $2,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S Treasury Note	(180)	19,479	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Treasury Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.6%)

U.S. Government Securities (91.9%)
U.S. Treasury Note	4.250%	11/30/2007	570,000	566,170
U.S. Treasury Note	4.625%	2/29/2008	210,000	209,441
U.S. Treasury Note	4.875%	4/30/2008	200,000	200,250
U.S. Treasury Note	2.625%	5/15/2008	260,000	251,875
U.S. Treasury Note	4.875%	5/31/2008	510,000	510,796
U.S. Treasury Note	4.875%	8/31/2008	110,000	110,257
U.S. Treasury Note	4.500%	2/15/2009	150,000	149,484
U.S. Treasury Note	3.875%	5/15/2009	75,000	73,652
U.S. Treasury Note	4.875%	5/15/2009	11,000	11,062
U.S. Treasury Note	4.000%	6/15/2009	412,875	406,554
U.S. Treasury Note	3.500%	2/15/2010	25,000	24,168
U.S. Treasury Note	4.000%	4/15/2010	220,535	216,435
U.S. Treasury Note	4.375%	12/15/2010	198,000	196,515
U.S. Treasury Note	4.875%	4/30/2011	30,500	30,862
U.S. Treasury Note	5.125%	6/30/2011	35,000	35,788
U.S. Treasury Note	4.875%	7/31/2011	50,000	50,617
U.S. Treasury Note	4.625%	8/31/2011	142,000	142,267

				3,186,193

Agency Bonds and Notes (6.6%)
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	20,000	20,922
1 Federal National Mortgage Assn	7.250%	1/15/2010	20,000	21,380
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	5.100%	6/30/2007	3,429	3,420
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/2010	12,273	12,850
Private Export Funding Corp.	3.400%	2/15/2008	45,000	44,091
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,797
Private Export Funding Corp.	7.200%	1/15/2010	7,100	7,581
Private Export Funding Corp.	7.250%	6/15/2010	64,080	69,066
Private Export Funding Corp.	6.070%	4/30/2011	29,000	30,363

				227,470

Mortgage-Backed Securities (0.1%)
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	1,242	1,247
1,2 Federal Home Loan Mortgage Corp.	7.000%	9/1/2015-1/1/2016	928	952
1,2 Federal National Mortgage Assn	7.000%	11/1/2015-3/1/2016	2,361	2,428

				4,627

Total U.S. Government and Agency Obligations
(Cost $3,427,604)				3,418,290

Temporary Cash Investment (0.3%)

Repurchase Agreement (0.3%)

Deutsche Bank Securities, Inc.
(Dated 10/31/2006, Repurchase Value $8,213,000, collateralized by
Federal Farm Credit Bank 5.100%, 2/27/2015)
(Cost $8,212)	5.290%	11/1/2006	8,212	8,212

Total Investments (98.9%)
(Cost $3,435,816)				3,426,502

Other Assets and Liabilities—Net (1.1%)				39,622

Net Assets (100%)				$3,466,124

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates marke tvalue. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $3,435,816,000. Net unrealized depreciation of investment securities for tax purposes was $9,314,000, consisting of unrealized gains of $11,293,000 on securities that had risen in value since their purchase and $20,607,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (97.6%)

U.S. Government Securities (79.4%)
U.S. Treasury Bond	8.750%	5/15/2017	459,700	614,775
U.S. Treasury Bond	9.125%	5/15/2018	84,000	116,826
U.S. Treasury Bond	9.000%	11/15/2018	68,000	94,552
U.S. Treasury Bond	8.875%	2/15/2019	65,000	89,863
U.S. Treasury Bond	3.625%	5/15/2013	411,000	389,168
U.S. Treasury Bill	4.994%	11/16/2006	1,000	998
U.S. Treasury Note	6.500%	2/15/2010	303,500	320,857
U.S. Treasury Note	4.875%	2/15/2012	156,000	158,315
U.S. Treasury Note	4.375%	8/15/2012	104,000	103,041
U.S. Treasury Note	4.000%	11/15/2012	251,000	243,548
1 U.S. Treasury Note	3.875%	2/15/2013	154,000	148,130
U.S. Treasury Note	4.250%	8/15/2013	354,000	347,143
U.S. Treasury Note	4.250%	11/15/2013	86,000	84,294
U.S. Treasury Note	4.000%	2/15/2014	207,500	199,881
U.S. Treasury Note	4.000%	4/15/2010	157,000	154,081
U.S. Treasury Note	3.875%	9/15/2010	53,000	51,691
U.S. Treasury Note	4.250%	10/15/2010	10,000	9,883
U.S. Treasury Note	4.500%	2/28/2011	16,000	15,952
U.S. Treasury Note	4.750%	3/31/2011	15,000	15,101

				3,158,099

Agency Bonds and Notes (16.8%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	40,000	38,832
2 Export Funding Trust (U.S. Government Guaranteed)	8.210%	12/29/2006	759	762
3 Federal National Mortgage Assn	4.375%	3/15/2013	22,000	21,406
3 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	19,500	20,259
2 Guaranteed Trade Trust (U.S. Government Guaranteed)	8.170%	1/15/2007	542	544
2,4 Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/2009	14,139	14,298
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/2012	22,317	23,830
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/2013	27,188	28,385
Private Export Funding Corp.	7.110%	4/15/2007	33,420	33,691
Private Export Funding Corp.	6.490%	7/15/2007	14,000	14,118
Private Export Funding Corp.	5.750%	1/15/2008	60,000	60,463
Private Export Funding Corp.	5.870%	7/31/2008	123,100	124,917
Private Export Funding Corp.	7.200%	1/15/2010	12,900	13,774
Private Export Funding Corp.	7.250%	6/15/2010	135,920	146,496
Private Export Funding Corp.	6.070%	4/30/2011	51,000	53,396
Private Export Funding Corp.	5.685%	5/15/2012	10,000	10,390
Private Export Funding Corp.	4.950%	11/15/2015	65,000	64,951

				670,512

Mortgage-Backed Securities (1.4%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	4/1/201-/1/2016	3,331	3,347
2,3 Federal Home Loan Mortgage Corp.	7.000%	5/1/2015-3/1/2016	1,006	1,040
2,3 Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/2010	30,000	32,076
2,3 Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/2011	20,000	20,488

				56,951

Total U.S. Government and Agency Obligations
(Cost $3,831,704)				3,885,562

Temporary Cash Investment (0.9%)

Repurchase Agreement (0.9%)
Deutsche Bank Securities, Inc.
(Dated 10/31/2006, Repurchase Value $34,658,000, collateralized by
Federal Home Loan Bank 5.375%, 5/18/2016 and Federal National Mortgage
Assn. Discount Note, 6/29/2007)
(Cost $34,653)	5.290%	11/1/2006	34,653	34,653

Total Investments (98.5%)
(Cost $3,866,357)				3,920,215

Other Assets and Liabilities-Net (1.5%)				59,047

Net Assets (100%)				3,979,262

1	Securities with a value of $2,597,000 have been segregated as initial margin for open futures contracts.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of this security represented 0.4% of net assets.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $3,869,198,000. Net unrealized appreciation of investment securities for tax purposes was $51,017,000, consisting of unrealized gains of $59,398,000 on securities that had risen in value since their purchase and $8,381,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10 Year U.S. Treasury Note	(320)	34,630	(21)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard High-Yield Corporate Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Corporate Bonds (91.2%)

Finance (2.2%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	23,772
Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/2011	22,395	23,291
E*Trade Financial Corp.	7.375%	9/15/2013	11,285	11,595
Insurance (0.9%)
Coventry Health Care Inc.	5.875%	1/15/2012	970	965
Coventry Health Care Inc.	8.125%	2/15/2012	20,035	20,843
^ Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	32,718
UnumProvident Corp.	7.625%	3/1/2011	4,719	5,053
^ UnumProvident Corp.	6.750%	12/15/2028	20,560	20,628
UnumProvident Corp.	7.375%	6/15/2032	6,295	6,835
Real Estate Investment Trust (0.6%)
1 Rouse Co.	6.750%	5/1/2013	55,355	55,718

				201,418

Industrial (75.2%)
Basic Industry (8.0%)
Abitibi-Consolidated Inc.	7.500%	4/1/2028	16,625	12,677
Arch Western Finance	6.750%	7/1/2013	67,495	65,639
BCP Caylux Holdings	9.625%	6/15/2014	27,164	29,745
Bowater Canada Finance	7.950%	11/15/2011	48,100	46,176
Bowater Inc.	6.500%	6/15/2013	1,785	1,589
Cascades Inc.	7.250%	2/15/2013	22,965	22,678
Equistar Chemicals LP	10.125%	9/1/2008	5,775	6,121
Equistar Chemicals LP	10.625%	5/1/2011	21,015	22,486
Georgia-Pacific Corp.	8.125%	5/15/2011	34,730	35,815
Georgia-Pacific Corp.	8.000%	1/15/2024	19,405	19,405
IMC Global, Inc.	10.875%	6/1/2008	25,870	27,940
IMC Global, Inc.	11.250%	6/1/2011	15,810	16,739
IMC Global, Inc.	7.300%	1/15/2028	22,500	19,744
International Steel Group, Inc.	6.500%	4/15/2014	42,615	42,828
Koppers Inc.	9.875%	10/15/2013	9,503	10,275
Lyondell Chemical Co.	9.500%	12/15/2008	5,936	6,077
Lyondell Chemical Co.	8.000%	9/15/2014	46,755	47,807
Methanex Corp.	8.750%	8/15/2012	28,910	31,512
Millennium America Inc.	9.250%	6/15/2008	26,710	27,511
Nalco Co.	7.750%	11/15/2011	25,385	25,893
Neenah Paper Inc.	7.375%	11/15/2014	28,380	26,819
1 Novelis Corp.	7.250%	2/15/2015	50,240	47,728
Peabody Energy Corp.	6.875%	3/15/2013	35,550	36,083
Peabody Energy Corp.	7.875%	11/1/2026	47,685	49,473
Steel Dynamics, Inc.	9.500%	3/15/2009	24,270	25,089
U.S. Steel LLC	10.750%	8/1/2008	25,985	27,999
Capital Goods (7.1%)
Alliant Techsystems Inc.	6.750%	4/1/2016	25,410	25,156
Allied Waste North America Inc.	5.750%	2/15/2011	6,805	6,533
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	15,927
Argo Tech Corp.	9.250%	6/1/2011	18,005	18,680
1 Ashtead Capital Inc.	9.000%	8/15/2016	26,605	28,002
1 Ashtead Holding PLC	8.625%	8/1/2015	17,195	17,431
Ball Corp.	6.625%	3/15/2018	18,800	18,518
Building Materials Corp.	7.750%	8/1/2014	33,575	30,553
Case New Holland Inc.	9.250%	8/1/2011	49,305	52,263
Case New Holland Inc.	7.125%	3/1/2014	45,750	45,979
Crown Americas Inc.	7.625%	11/15/2013	22,580	23,144
Crown Americas Inc.	7.750%	11/15/2015	22,580	23,257
^ Goodman Global Holdings	7.875%	12/15/2012	31,470	30,408
1 Invensys PLC	9.875%	3/15/2011	35,091	38,074
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,813
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,299
L-3 Communications Corp.	6.375%	10/15/2015	16,190	15,947
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	22,150
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	39,070	39,851
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	12,630	13,356
Sequa Corp.	9.000%	8/1/2009	47,085	49,557
Texas Industries Inc.	7.250%	7/15/2013	21,420	21,554
United Rentals NA Inc.	6.500%	2/15/2012	66,080	64,428
United Rentals NA Inc.	7.750%	11/15/2013	18,450	18,381
Communication (20.2%)
1 CSC Holdings, Inc.	6.750%	4/15/2012	10,160	9,957
CSC Holdings, Inc.	6.750%	4/15/2012	10,145	10,005
CSC Holdings, Inc.	8.125%	7/15/2009	9,420	9,714
CSC Holdings, Inc.	8.125%	8/15/2009	19,355	19,960
CSC Holdings, Inc.	7.625%	4/1/2011	33,335	33,668
CSC Holdings, Inc.	7.875%	2/15/2018	29,580	29,580
CSC Holdings, Inc.	7.625%	7/15/2018	69,045	68,009
Canwest Media Inc.	8.000%	9/15/2012	59,309	59,606
1 Charter Communications OPT LLC	8.000%	4/30/2012	97,100	98,799
1 Charter Communications OPT LLC	8.375%	4/30/2014	78,890	80,665
Citizens Communications	9.250%	5/15/2011	62,665	69,323
Citizens Communications	9.000%	8/15/2031	12,655	13,762
Dex Media West LLC	8.500%	8/15/2010	8,735	9,084
Dex Media, Inc.	8.000%	11/15/2013	16,290	16,433
Dobson Cellular Systems	8.375%	11/1/2011	31,140	32,425
Dobson Cellular Systems	9.875%	11/1/2012	17,225	18,646
EchoStar DBS Corp.	5.750%	10/1/2008	13,795	13,726
EchoStar DBS Corp.	6.375%	10/1/2011	21,600	21,303
GCI Inc.	7.250%	2/15/2014	53,475	52,071
Houghton Mifflin Co.	8.250%	2/1/2011	34,915	36,050
Insight Midwest LP	10.500%	11/1/2010	77,295	80,000
Intelsat Bermuda Ltd.	5.250%	11/1/2008	17,290	16,728
1 Intelsat Bermuda Ltd.	9.250%	6/15/2016	37,385	39,722
Intelsat Holding Ltd.	8.250%	1/15/2013	6,980	7,120
Intelsat Holding Ltd.	8.625%	1/15/2015	62,875	65,547
Liberty Media Corp.	7.750%	7/15/2009	6,180	6,465
Liberty Media Corp.	7.875%	7/15/2009	26,840	28,186
Liberty Media Corp.	5.700%	5/15/2013	39,195	36,891
^ Liberty Media Corp.	8.250%	2/1/2030	30,630	30,218
Lin Television Corp.	6.500%	5/15/2013	16,495	15,711
^ Mediacom Broadband LLC	8.500%	10/15/2015	24,795	24,795
1 Mediacom Broadband LLC	8.500%	10/15/2015	15,000	15,000
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	29,080	29,843
Medianews Group Inc.	6.875%	10/1/2013	22,880	21,250
PanAmSat Corp.	9.000%	8/15/2014	41,751	43,734
Quebecor Media Inc.	7.750%	3/15/2016	38,440	38,824
Qwest Communications International Inc.	8.875%	3/15/2012	93,455	102,567
1 Qwest Communications International Inc.	7.500%	10/1/2014	20,505	21,376
R.H. Donnelley Corp.	6.875%	1/15/2013	8,415	7,931
R.H. Donnelley Corp.	6.875%	1/15/2013	15,225	14,350
R.H. Donnelley Corp.	8.875%	1/15/2016	96,150	99,035
Rogers Cable Inc.	6.250%	6/15/2013	42,465	41,934
Rogers Cable Inc.	5.500%	3/15/2014	25,505	23,975
Rogers Cable Inc.	6.750%	3/15/2015	6,610	6,693
Rogers Cable Inc.	7.500%	3/15/2015	13,530	14,443
Rogers Wireless Inc.	9.625%	5/1/2011	47,545	53,726
Rogers Wireless Inc.	6.375%	3/1/2014	33,590	33,674
Shaw Communications Inc.	8.250%	4/11/2010	28,950	30,615
Shaw Communications Inc.	7.250%	4/6/2011	1,885	1,942
Sinclair Broadcast Group	8.750%	12/15/2011	16,290	17,023
Sinclair Broadcast Group	8.000%	3/15/2012	32,100	33,143
US West Communications Group	6.875%	9/15/2033	82,705	77,329
1 Windstream Corp.	8.125%	8/1/2013	11,565	12,302
1 Windstream Corp.	8.625%	8/1/2016	57,015	61,434
Consumer Cyclical (15.8%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	23,194
Aztar Corp.	9.000%	8/15/2011	16,275	16,967
Beazer Homes USA, Inc.	8.625%	5/15/2011	34,000	34,680
Beazer Homes USA, Inc.	8.375%	4/15/2012	2,680	2,727
Beazer Homes USA, Inc.	6.875%	7/15/2015	13,910	13,093
Corrections Corp. of America	6.250%	3/15/2013	12,065	11,763
Corrections Corp. of America	6.750%	1/31/2014	6,300	6,284
Cummins Inc.	7.125%	3/1/2028	6,550	6,661
2 Ford Motor Credit Co.	9.824%	4/15/2012	40,570	42,291
Ford Motor Credit Co.	6.625%	6/16/2008	57,250	56,384
Ford Motor Credit Co.	7.875%	6/15/2010	13,880	13,603
Ford Motor Credit Co.	7.000%	10/1/2013	104,530	97,221
General Motors Acceptance Corp.	5.125%	5/9/2008	31,300	30,715
General Motors Acceptance Corp.	6.875%	8/28/2012	27,825	27,971
General Motors Acceptance Corp.	8.000%	11/1/2031	106,730	113,667
^ General Motors Corp.	8.375%	7/15/2033	100,000	89,125
Harrah's Operating Co., Inc.	6.500%	6/1/2016	29,985	26,312
Harrah's Operating Co., Inc.	5.750%	10/1/2017	18,015	14,772
1 Host Hotels & Resorts	6.875%	11/1/2014	26,205	26,303
Host Marriott LP	7.125%	11/1/2013	68,215	68,897
Isle of Capri Casinos	7.000%	3/1/2014	23,470	22,559
K. Hovnanian Enterprises	6.250%	1/15/2016	17,185	15,681
^ K. Hovnanian Enterprises	8.625%	1/15/2017	11,510	11,927
KB Home	8.625%	12/15/2008	13,485	14,041
KB Home	7.750%	2/1/2010	7,600	7,648
KB Home	6.375%	8/15/2011	3,265	3,192
^ KB Home	6.250%	6/15/2015	18,215	17,077
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	82,987
Mandalay Resort Group	9.375%	2/15/2010	37,730	40,182
Marquee Inc.	8.625%	8/15/2012	23,910	24,687
Park Place Entertainment Corp.	8.875%	9/15/2008	11,545	12,093
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	1,942
Park Place Entertainment Corp.	7.000%	4/15/2013	28,340	28,482
Rite Aid Corp.	8.125%	5/1/2010	7,910	7,950
Rite Aid Corp.	9.500%	2/15/2011	35,490	36,865
Seneca Gaming Corp.	7.250%	5/1/2012	21,825	21,961
1 Service Corp. International	8.000%	6/15/2017	41,735	40,118
Service Corp. International	6.750%	4/1/2016	4,038	3,902
1 Service Corp. International	7.375%	10/1/2014	10,990	11,237
1 Service Corp. International	7.625%	10/1/2018	34,215	34,514
Standard Pacific Corp.	6.875%	5/15/2011	26,250	25,200
^ Standard Pacific Corp.	7.750%	3/15/2013	12,640	12,292
Standard Pacific Corp.	6.250%	4/1/2014	7,495	6,802
Station Casinos	6.500%	2/1/2014	32,365	29,654
Station Casinos	6.875%	3/1/2016	12,740	11,721
Station Casinos	6.625%	3/15/2018	20,030	17,702
TRW Automotive Inc.	9.375%	2/15/2013	36,765	39,476
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,599
^ Visteon Corp.	8.250%	8/1/2010	19,145	18,283
^ Visteon Corp.	7.000%	3/10/2014	81,090	70,548
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	39,804
Consumer Noncyclical (8.9%)
Ahold Finance USA Inc.	6.875%	5/1/2029	24,270	22,207
1 Angiotech Pharmaceutical	7.750%	4/1/2014	20,725	19,689
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,722
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	10,295	9,806
Biovail Corp.	7.875%	4/1/2010	48,695	49,060
Constellation Brands Inc.	7.250%	9/1/2016	13,390	13,557
Dean Foods Co.	7.000%	6/1/2016	5,840	5,913
Delhaize America Inc.	9.000%	4/15/2031	12,665	14,874
2 Elan Financial PLC	9.405%	11/15/2011	30,775	31,083
Elan Financial PLC	7.750%	11/15/2011	67,950	67,016
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	13,789
Fisher Scientific International Inc.	6.125%	7/1/2015	12,700	12,589
HCA Inc.	7.250%	5/20/2008	20,280	20,787
HCA Inc.	5.500%	12/1/2009	13,930	14,000
HCA Inc.	8.750%	9/1/2010	27,000	27,304
HCA Inc.	5.750%	3/15/2014	9,135	7,194
HCA Inc.	6.375%	1/15/2015	55,090	44,072
^ HCA Inc.	6.500%	2/15/2016	37,455	29,683
HCA Inc.	7.690%	6/15/2025	4,510	3,608
HCA Inc.	7.500%	11/6/2033	9,725	7,610
Mylan Laboratories Inc.	5.750%	8/15/2010	5,170	5,088
Mylan Laboratories Inc.	6.375%	8/15/2015	25,975	25,201
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,245
Omnicare, Inc.	6.750%	12/15/2013	14,435	14,237
Omnicare, Inc.	6.875%	12/15/2015	20,475	20,014
1 Reynolds American Inc.	6.500%	7/15/2010	7,785	7,902
1 Reynolds American Inc.	7.250%	6/1/2013	45,910	47,459
1 Reynolds American Inc.	7.300%	7/15/2015	36,460	37,645
Tenet Healthcare Corp.	6.500%	6/1/2012	13,690	11,876
^ Tenet Healthcare Corp.	7.375%	2/1/2013	13,755	12,311
Tenet Healthcare Corp.	9.875%	7/1/2014	83,300	81,426
Tenet Healthcare Corp.	9.250%	2/1/2015	11,445	10,930
Triad Hospitals Inc.	7.000%	5/15/2012	51,465	51,143
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,765
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,577
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	16,897
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	17,655	17,567
Energy (6.8%)
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,889
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	47,531
Chesapeake Energy Corp.	6.875%	1/15/2016	19,935	19,686
Chesapeake Energy Corp.	6.500%	8/15/2017	48,750	45,825
Chesapeake Energy Corp.	6.250%	1/15/2018	37,680	35,560
Delta Petroleum Corp.	7.000%	4/1/2015	13,160	12,173
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,647
Encore Acquisition Co.	6.000%	7/15/2015	17,645	16,101
Exco Resources Inc.	7.250%	1/15/2011	29,470	28,254
Forest Oil Corp.	8.000%	12/15/2011	21,660	22,256
Forest Oil Corp.	7.750%	5/1/2014	13,755	13,755
Hornbeck Offshore Services	6.125%	12/1/2014	18,115	16,892
Magnum Hunter Resources Inc.	9.600%	3/15/2012	21,606	22,740
Newfield Exploration Co.	6.625%	4/15/2016	23,985	23,445
Parker Drilling Co.	9.625%	10/1/2013	22,645	24,626
Peabody Energy Corp.	7.375%	11/1/2016	59,950	62,648
1 Petrohawk Energy Corp.	9.125%	7/15/2013	22,225	22,670
Pioneer Natural Resources Co.	5.875%	7/15/2016	10,385	9,668
Pioneer Natural Resources Co.	6.875%	5/1/2018	19,395	19,146
Pioneer Natural Resources Co.	7.200%	1/15/2028	12,855	12,606
Plains Exploration & Production Co.	8.750%	7/1/2012	4,385	4,657
Pogo Producing Co.	6.625%	3/15/2015	6,890	6,546
Pogo Producing Co.	6.875%	10/1/2017	16,035	15,233
Premcor Refining Group	9.500%	2/1/2013	34,200	37,227
Pride International Inc.	7.375%	7/15/2014	50,760	52,283
Range Resources Corp.	7.500%	5/15/2016	4,870	4,919
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,592
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	21,755
Whiting Petroleum Corp.	7.000%	2/1/2014	3,950	3,891
Technology (4.2%)
IKON Office Solutions	7.750%	9/15/2015	30,485	31,781
2 MagnaChip Semiconductor	8.640%	12/15/2011	9,505	8,174
MagnaChip Semiconductor	6.875%	12/15/2011	22,955	19,225
1 NXP BV	7.875%	10/15/2014	91,035	92,173
1 Sensata Technologies	8.000%	5/1/2014	36,405	35,131
SunGard Data Systems, Inc.	9.125%	8/15/2013	99,835	103,828
UGS Corp.	10.000%	6/1/2012	41,410	45,137
Xerox Corp.	7.125%	6/15/2010	13,215	13,694
Xerox Corp.	6.400%	3/15/2016	4,535	4,546
Xerox Corp.	6.750%	2/1/2017	8,940	9,108
Xerox Corp.	8.000%	2/1/2027	23,305	23,917
Transportation (3.3%)
1,2 Avis Budget Car Rental	7.905%	5/15/2014	8,045	7,884
1 Avis Budget Car Rental	7.625%	5/15/2014	37,285	36,446
1 Avis Budget Car Rental	7.750%	5/15/2016	40,750	39,731
3 Continental Airlines, Inc.	9.798%	4/1/2021	34,914	37,707
Delta Air Lines, Inc.	7.111%	9/18/2011	25,545	25,545
Delta Air Lines, Inc.	7.570%	5/18/2012	23,365	23,453
Greenbrier Co. Inc.	8.375%	5/15/2015	22,315	22,594
1 Hertz Corp.	8.875%	1/1/2014	68,500	71,754
^1 Hertz Corp.	10.500%	1/1/2016	32,355	35,469
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	2,920	2,964
Other (0.9%)
Adesa Corp.	7.625%	6/15/2012	24,175	23,994
General Cable Corp.	9.500%	11/15/2010	8,255	8,812
Hawk Corp.	8.750%	11/1/2014	6,225	6,178
UCAR Finance, Inc.	10.250%	2/15/2012	37,260	39,216

				6,911,705

Utilities (13.8%)
Electric (9.2%)
1 AES Corp.	8.750%	5/15/2013	53,620	57,373
1 AES Corp.	9.000%	5/15/2015	70,215	75,306
Aquila Inc.	14.875%	7/1/2012	4,815	6,278
Aquila Inc.	9.950%	2/1/2011	42,960	47,041
Avista Corp.	9.750%	6/1/2008	9,710	10,287
Dynegy Inc.	8.375%	5/1/2016	63,565	65,313
1 Edison Mission Energy	7.500%	6/15/2013	18,540	19,003
1 Edison Mission Energy	7.750%	6/15/2016	15,000	15,525
Midwest Generation LLC	8.750%	5/1/2034	71,220	76,562
Mirant North America LLC	7.375%	12/31/2013	59,415	60,455
NRG Energy Inc.	7.250%	2/1/2014	30,145	30,446
NRG Energy Inc.	7.375%	2/1/2016	89,545	90,664
Nevada Power Co.	8.250%	6/1/2011	7,150	7,884
Nevada Power Co.	6.500%	4/15/2012	9,945	10,270
Nevada Power Co.	9.000%	8/15/2013	11,126	12,196
Nevada Power Co.	5.875%	1/15/2015	15,895	15,909
Nevada Power Co.	6.650%	4/1/2036	9,710	10,242
Reliant Energy, Inc.	9.500%	7/15/2013	13,805	14,461
Reliant Energy, Inc.	6.750%	12/15/2014	86,930	82,801
TECO Energy, Inc.	7.200%	5/1/2011	28,710	29,823
TECO Energy, Inc.	6.750%	5/1/2015	1,945	1,984
TXU Corp.	5.550%	11/15/2014	44,890	42,819
TXU Corp.	6.500%	11/15/2024	47,250	45,455
TXU Corp.	6.550%	11/15/2034	16,600	15,863
Natural Gas (4.6%)
ANR Pipeline Co.	8.875%	3/15/2010	28,880	30,396
Colorado Interstate Gas	5.950%	3/15/2015	3,115	2,967
El Paso Natural Gas Co.	7.625%	8/1/2010	13,275	13,706
El Paso Natural Gas Co.	7.500%	11/15/2026	6,670	6,987
El Paso Production Holdings	7.750%	6/1/2013	86,495	89,090
Enterprise Products Operating LP	6.875%	3/1/2033	15,915	16,827
Kinder Morgan, Inc.	6.500%	9/1/2012	27,385	27,551
Southern Natural Gas	8.875%	3/15/2010	33,080	34,817
Suburban Propane Partners	6.875%	12/15/2013	23,690	22,831
Williams Cos., Inc.	8.125%	3/15/2012	38,775	41,683
Williams Cos., Inc.	8.750%	3/15/2032	6,060	6,757
1 Williams Cos., Inc.	6.375%	10/1/2010	10,710	10,683
Williams Cos., Inc.	7.125%	9/1/2011	41,285	42,833
Williams Cos., Inc.	7.500%	1/15/2031	54,235	55,184
Williams Cos., Inc.	7.750%	6/15/2031	7,480	7,592
1 Williams Partners LP	7.500%	6/15/2011	16,660	17,077

				1,270,941

Total Corporate Bonds
(Cost $8,360,703)				8,384,064

U.S. Government Securities (4.9%)

U.S. Treasury Note	6.625%	5/15/2007	63,320	63,835
U.S. Treasury Note	5.625%	5/15/2008	83,420	84,489
U.S. Treasury Note	5.500%	5/15/2009	109,750	112,031
U.S. Treasury Note	5.750%	8/15/2010	65,840	68,494
U.S. Treasury Note	4.875%	7/31/2011	90,000	91,111
U.S. Treasury Note	5.125%	5/15/2016	26,015	27,043

Total U.S. Government Securities
				447,003

Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)

Federal Republic of Brazil	7.875%	3/7/2015	23,850	26,354
3 Federal Republic of Brazil	8.000%	1/15/2018	26,770	29,594

Total Sovereign Bonds
(Cost $52,749)				55,948

Temporary Cash Investments (3.5%)

Repurchase Agreement (1.2%)
Deutsche Bank Securities Inc.
(Dated 10/31/2006, Repurchase Value $106,100,000,
collateralized by Federal National Mortgage Assn
4.500%-7.000%, 10/01/2021-8/01/2036 and Government
National Mortgage Assn. 5.780%, 10/15/2041)	5.300%	11/1/2006	106,100	106,100

			Shares

Money Market Fund (2.3%)
4 Vanguard Market Liquidity Fund		5.289%	214,714,810	214,715

Total Temporary Cash Investments
(Cost $320,815)				320,815

Total Investments (100.2%)
(Cost $9,188,735)				9,207,830

Other Assets and Liabilities—Net (-0.2%)				(20,419)

Net Assets (100%)				9,187,411

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $1,287,300,000, representing 14.0% of net assets.
2	Adjustable-rate note.
3	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $9,188,735,000. Net unrealized appreciation of investment securities for tax purposes was $19,095,000, consisting of unrealized gains of $149,211,000 on securities that had risen in value since their purchase and $130,116,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (96.0%)

U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	373,875	366,986
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	978,995	1,071,579
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	429,575	668,563
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	284,400	454,052
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	101,098
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	170,125	216,075
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	1,039,075	1,321,648
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	231,200	234,378
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	86,025	104,797
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/2011	279,000	285,086
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	548,300	640,933
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	843,500	906,443
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	864,500	929,543
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	658,920	693,943
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	805,590	813,477
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2016	581,525	580,332

Total U.S. Government Securities
(Cost $9,413,433)				9,388,933

			Shares

Temporary Cash Investment (2.5%)

1 Vanguard Market Liquidity Fund
(Cost $238,701)	5.289%		238,700,908	238,701

Total Investments (98.5%)
(Cost $9,652,134)				9,627,634

Other Assets and Liabilities—Net (1.5%)				151,266

Net Assets (100%)				9,778,900

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $9,652,134,000. Net unrealized depreciation of investment securities for tax purposes was $24,500,000, consisting of unrealized gains of $119,323,000 on securities that had risen in value since their purchase and $143,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund
Schedule of Investments
October 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (12.1%)

U.S. Government Securities (10.9%)
U.S. Treasury Bond	3.625%	5/15/2013	5,000	4,734
U.S. Treasury Note	4.000%	4/15/2010	7,000	6,870
U.S. Treasury Note	4.500%	9/30/2011	4,225	4,210
U.S. Treasury Note	4.875%	2/15/2012	152,800	155,068
U.S. Treasury Note	4.375%	8/15/2012	21,000	20,806
U.S. Treasury Note	4.000%	11/15/2012	13,500	13,099
U.S. Treasury Note	3.875%	2/15/2013	19,980	19,218
U.S. Treasury Note	4.250%	8/15/2013	83,900	82,275
U.S. Treasury Note	4.250%	11/15/2013	78,630	77,070
U.S. Treasury Note	4.000%	2/15/2014	80,200	77,255
U.S. Treasury Note	4.250%	8/15/2014	33,400	32,649
U.S. Treasury Note	4.500%	11/15/2015	10,400	10,320
U.S. Treasury Note	4.875%	8/15/2016	54,350	55,471

				559,045

Agency Bonds and Notes (0.4%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	20,000	19,416

Mortgage-Backed Securities (0.8%)
Conventional Mortgage-Backed Security (0.1%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	5,205	5,295
Non-Conventional Mortgage-Backed Securities (0.7%)
1,2 Federal Home Loan Mortgage Corp.	4.841%	9/1/2032	2,349	2,353
1,2 Federal Home Loan Mortgage Corp.	4.979%	8/1/2032	5,261	5,272
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/15/2024	18,762	18,609
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/15/2024	4,141	4,114
1,2 Federal National Mortgage Assn	5.000%	7/25/2024	5,000	4,956

				40,599

Total U.S. Government and Agency Obligations
(Cost $619,694)				619,060

Corporate Bonds (83.2%)

Asset Backed/Commercial Mortgage-Backed Securities (7.5%)
2,3 American Express Credit Account Master Trust	5.430%	10/15/2010	10,000	10,022
2,3 American Express Credit Account Master Trust	5.430%	11/16/2009	3,625	3,627
2,3 American Express Credit Account Master Trust	5.430%	9/15/2010	6,800	6,815
2,3 Bank One Issuance Trust	5.430%	12/15/2010	14,000	14,043
2 Bank One Issuance Trust	4.370%	4/15/2012	10,000	9,862
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041	8,000	7,931
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	7,360	7,171
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	7,000	6,830
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	15,000	14,943
2,3 Chase Credit Card Master Trust	5.350%	5/15/2009	15,000	15,003
2,3 Chase Credit Card Master Trust	5.430%	7/15/2010	11,000	11,024
2,3 Chase Issuance Trust	5.360%	10/15/2012	25,000	25,081
2,3 Citibank Credit Card Issuance Trust	5.390%	10/20/2014	25,000	25,098
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	11,125	11,166
2 Citibank Credit Card Issuance Trust	4.850%	3/10/2017	10,000	9,814
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	15,000	15,526
2,3 Discover Card Master Trust I	5.330%	9/16/2010	25,000	25,021
2,3 Fleet Home Equity Loan Trust	5.570%	1/20/2033	3,082	3,084
2,3 Ford Credit Floor Plan Master Owner Trust	5.360%	7/15/2009	10,000	9,999
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	5,350	5,204
2,3 GE Capital Credit Card Master Note Trust	5.360%	9/15/2010	11,000	11,012
2,3 GE Capital Credit Card Master Note Trust	5.370%	6/15/2010	4,480	4,482
2,3 MBNA Credit Card Master Note Trust	5.340%	2/15/2012	15,000	15,043
2,3 MBNA Credit Card Master Note Trust	5.380%	6/15/2015	31,000	31,112
2 Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015	12,000	11,616
2,3 Mellon Bank Premium Finance Loan Master Trust	5.550%	6/15/2009	6,720	6,726
2,3 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.590%	11/25/2015	1,608	1,589
2,3 National City Credit Card Master Trust	5.370%	8/15/2012	10,000	10,039
2 PECO Energy Transition Trust	6.050%	3/1/2009	3,420	3,427
2 PECO Energy Transition Trust	6.520%	12/31/2010	10,000	10,501
2 PP&L Transition Bond Co. LLC	7.050%	6/25/2009	2,085	2,098
2 PSE&G Transition Funding LLC	6.610%	6/15/2015	15,000	16,194
2,3 Target Credit Card Master Trust	5.380%	10/27/2014	15,000	15,067
2,3 Target Credit Card Master Trust	5.515%	6/27/2011	10,000	10,007

				386,177

Finance (36.7%)
Banking (18.3%)
4 ANZ Capital Trust II	5.360%	12/15/2049	10,000	9,827
3,4 ANZ National Bank International Ltd.	5.444%	4/14/2008	13,000	13,016
3 Allied Irish Banks	5.457%	8/3/2007	17,518	17,509
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,813
Astoria Financial Corp.	5.750%	10/15/2012	9,000	9,080
BB&T Corp.	6.500%	8/1/2011	12,500	13,189
BB&T Corp.	4.750%	10/1/2012	5,000	4,871
4 BNP Paribas	4.800%	6/24/2015	10,000	9,629
4 Banco Mercantil del Norte	6.862%	10/13/2021	5,000	5,054
4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	8,550	8,582
4 Banco Santander Peru	5.375%	12/9/2014	4,000	3,965
Bank One Corp.	7.875%	8/1/2010	10,262	11,201
Bank of America Corp.	7.400%	1/15/2011	10,000	10,838
Bank of America Corp.	4.875%	9/15/2012	12,000	11,863
Bank of America Corp.	4.875%	1/15/2013	16,021	15,780
Bank of America Corp.	5.375%	6/15/2014	7,000	7,089
Bank of America Corp.	5.250%	12/1/2015	15,000	14,882
5 Bank of New York Co., Inc.	4.950%	1/14/2011	5,000	4,966
Bank of New York Co., Inc.	4.950%	3/15/2015	5,000	4,863
4 Barclays Bank PLC	5.926%	12/15/2049	15,000	15,058
3 Citigroup, Inc.	5.530%	6/9/2009	25,700	25,768
Citigroup, Inc.	7.250%	10/1/2010	900	968
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,459
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,833
Citigroup, Inc.	5.300%	1/7/2016	10,000	9,978
Colonial Bank NA	6.375%	12/1/2015	5,600	5,773
2,4 Commonwealth Bank of Australia	6.024%	3/15/2049	17,050	17,187
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	25,000	24,331
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	20,000	20,108
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	10,009
Fifth Third Bank	4.750%	2/1/2015	18,150	17,430
First Tennessee Bank	5.050%	1/15/2015	5,000	4,901
Golden West Financial Corp.	4.750%	10/1/2012	22,450	21,961
HSBC Bank USA	3.875%	9/15/2009	1,500	1,455
HSBC Bank USA	4.625%	4/1/2014	22,000	21,086
Hudson United Bank	7.000%	5/15/2012	9,200	9,879
JPMorgan Chase &Co.	4.500%	1/15/2012	5,000	4,839
JPMorgan Chase &Co.	5.750%	1/2/2013	10,000	10,240
JPMorgan Chase &Co.	4.875%	3/15/2014	5,000	4,848
JPMorgan Chase &Co.	5.150%	10/1/2015	15,000	14,706
Key Bank NA	4.950%	9/15/2015	18,000	17,360
4 M &T Bank Corp.	3.850%	4/1/2013	2,750	2,692
MBNA Corp.	7.500%	3/15/2012	6,145	6,781
Marshall &Ilsley Bank	5.250%	9/4/2012	4,000	4,003
Mellon Bank NA	4.750%	12/15/2014	5,000	4,839
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,586
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,593
National Australia Bank	8.600%	5/19/2010	5,000	5,554
National City Bank	6.250%	3/15/2011	8,000	8,333
National City Corp.	4.900%	1/15/2015	3,435	3,305
2 National Westminster Bank PLC	7.750%	4/29/2049	7,300	7,453
PNC Bank NA	4.875%	9/21/2017	5,000	4,758
Regions Financial Corp.	7.750%	3/1/2011	10,000	10,959
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,449
2,4 Resona Bank Ltd.	5.850%	9/29/2049	4,200	4,106
2,4 Resona Preferred Global Securities	7.191%	12/30/2049	7,475	7,807
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	5,916
Sanwa Bank Ltd.	7.400%	6/15/2011	2,825	3,055
4 Scotland International Finance	7.700%	8/15/2010	10,000	10,854
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,186
4 Societe Generale	5.750%	4/20/2016	15,000	15,385
Southtrust Corp.	5.800%	6/15/2014	14,705	15,049
4 Sovereign Bancorp, Inc.	4.800%	9/1/2010	5,000	4,886
Sovereign Bank	4.000%	2/1/2008	4,900	4,829
Sovereign Bank	4.375%	8/1/2013	2,458	2,409
State Street Capital Trust	5.300%	1/15/2016	12,000	12,008
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	2,010	2,255
3 SunTrust Banks, Inc.	5.511%	6/2/2009	12,175	12,195
3 SunTrust Banks, Inc.	5.672%	4/1/2015	6,000	5,998
UBS AG	5.875%	7/15/2016	10,000	10,370
3 US Bank NA	5.654%	10/14/2014	10,000	10,032
US Bank NA	6.300%	2/4/2014	5,000	5,319
US Bank NA	4.950%	10/30/2014	14,750	14,474
USB Capital IX	6.189%	4/15/2042	17,525	17,873
3,4 Unicredit Luxembourg Finance	5.716%	1/13/2017	14,925	14,938
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,970
4 United Overseas Bank Ltd.	4.500%	7/2/2013	7,000	6,587
Wachovia Bank NA	4.800%	11/1/2014	10,000	9,627
2 Wachovia Capital Trust III	5.800%	12/31/2049	31,500	31,631
Washington Mutual Bank	5.650%	8/15/2014	19,500	19,583
Washington Mutual Bank	5.125%	1/15/2015	9,000	8,727
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,672
Wells Fargo &Co.	4.200%	1/15/2010	20,000	19,495
Wells Fargo &Co.	5.125%	9/1/2012	10,000	9,922
Wells Fargo &Co.	4.625%	4/15/2014	10,000	9,583
Wells Fargo Bank NA	5.750%	5/16/2016	7,000	7,212
Western Financial Bank	9.625%	5/15/2012	1,640	1,815
4 Westpac Capital Trust III	5.819%	12/30/2049	14,300	14,344
Wilmington Trust Corp.	4.875%	4/15/2013	18,305	17,835
Zions Bancorp	6.000%	9/15/2015	11,000	11,311
Zions Bancorp	5.500%	11/16/2015	8,000	7,960
Brokerage (4.1%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,785	11,015
Bear Stearns Co., Inc.	5.300%	10/30/2015	20,000	19,845
3 Goldman Sachs Group, Inc.	5.664%	6/28/2010	8,925	8,969
3 Goldman Sachs Group, Inc.	5.704%	7/23/2009	3,575	3,599
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,000	4,881
Goldman Sachs Group, Inc.	5.125%	1/15/2015	25,000	24,499
LaBranche &Co.	9.500%	5/15/2009	4,225	4,426
LaBranche &Co.	11.000%	5/15/2012	375	404
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	28,000	28,670
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	25,000	25,017
Merrill Lynch &Co., Inc.	4.500%	11/4/2010	25,000	24,418
Merrill Lynch &Co., Inc.	6.050%	5/16/2016	15,000	15,651
Morgan Stanley Dean Witter	4.750%	4/1/2014	21,250	20,340
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,963
2,4 Topaz Ltd.	6.920%	3/10/2007	793	796
Finance Companies (6.8%)
3 American Express Centurion Bank	5.480%	11/16/2009	5,000	5,016
American Express Co.	4.875%	7/15/2013	16,417	16,090
American General Finance Corp.	4.875%	5/15/2010	1,000	989
American General Finance Corp.	5.625%	8/17/2011	15,500	15,721
American General Finance Corp.	4.875%	7/15/2012	12,000	11,692
American General Finance Corp.	5.850%	6/1/2013	25,000	25,601
CIT Group, Inc.	5.000%	2/1/2015	12,000	11,544
CIT Group, Inc.	5.400%	1/30/2016	7,500	7,387
Capital One Bank	5.125%	2/15/2014	10,000	9,777
Capital One Financial	6.250%	11/15/2013	8,000	8,313
Countrywide Home Loan	4.000%	3/22/2011	10,000	9,451
General Electric Capital Corp.	3.250%	6/15/2009	10,000	9,570
General Electric Capital Corp.	4.375%	11/21/2011	10,200	9,865
General Electric Capital Corp.	5.875%	2/15/2012	49,600	51,213
General Electric Capital Corp.	4.375%	3/3/2012	5,200	5,011
General Electric Capital Corp.	6.000%	6/15/2012	25,000	26,021
HSBC Finance Capital Trust IX	5.911%	11/30/2035	27,500	27,712
3 HSBC Finance Corp.	5.740%	9/14/2012	8,000	8,060
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,865
International Lease Finance Corp.	5.750%	6/15/2011	4,700	4,790
International Lease Finance Corp.	5.875%	5/1/2013	10,000	10,246
iStar Financial Inc.	7.000%	3/15/2008	680	694
4 iStar Financial Inc.	5.950%	10/15/2013	10,000	10,106
3,4 Residential Capital Corp.	7.204%	4/17/2009	2,600	2,611
Residential Capital Corp.	6.375%	6/30/2010	12,400	12,589
Residential Capital Corp.	6.000%	2/22/2011	6,000	6,017
Residential Capital Corp.	6.500%	4/17/2013	3,130	3,188
SLM Corp.	5.050%	11/14/2014	7,500	7,293
USAA Capital Corp.	4.640%	12/15/2009	26,000	25,678
Insurance (4.4%)
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	25,000	24,557
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	16,670
CIGNA Corp.	7.000%	1/15/2011	10,000	10,554
Coventry Health Care Inc.	5.875%	1/15/2012	625	622
Genworth Financial, Inc.	4.950%	10/1/2015	5,000	4,839
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,601
Humana Inc.	6.450%	6/1/2016	10,000	10,420
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,120	3,109
4 Liberty Mutual Group	5.750%	3/15/2014	5,000	4,982
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,278
Marsh &McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,037
MetLife, Inc.	5.375%	12/15/2012	10,000	10,079
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,115
4 New York Life Global Funding	5.375%	9/15/2013	12,000	12,078
4 Oil Insurance Ltd.	7.558%	6/30/2049	10,600	11,032
4 Principal Life Global	4.400%	10/1/2010	10,000	9,726
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,769
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,695
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,662
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	4,000	4,019
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	4,896
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,712
4 UnumProvident Corp.	6.850%	11/15/2015	2,175	2,301
WellPoint Inc.	6.375%	1/15/2012	7,500	7,837
WellPoint Inc.	6.800%	8/1/2012	10,000	10,682
Willis North America Inc.	5.625%	7/15/2015	9,000	8,591
4 Xlliac Global Funding	4.800%	8/10/2010	3,300	3,243
Real Estate Investment Trusts (3.1%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	5,000	4,913
Archstone-Smith Operating Trust	5.750%	3/15/2016	4,000	4,043
Arden Realty LP	5.200%	9/1/2011	1,900	1,895
AvalonBay Communities, Inc.	5.750%	9/15/2016	3,000	3,047
Brandywine Operating Partnership	6.000%	4/1/2016	5,000	5,093
CPG Partners LP	8.250%	2/1/2011	5,000	5,525
Camden Property Trust	5.000%	6/15/2015	10,000	9,607
Colonial Realty LP	5.500%	10/1/2015	3,000	2,936
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,500	7,441
EOP Operating LP	8.100%	8/1/2010	5,000	5,446
EOP Operating LP	7.000%	7/15/2011	10,000	10,633
ERP Operating LP	5.125%	3/15/2016	11,000	10,693
Equity One Inc.	6.250%	1/15/2017	5,000	5,121
HRPT Properties Trust	6.400%	2/15/2015	9,500	9,895
Health Care Property Investors, Inc.	6.000%	3/1/2015	5,925	5,924
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,549
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,712
Hospitality Properties	6.300%	6/15/2016	5,000	5,134
Irvine Apartment Communities Inc.	7.000%	10/1/2007	5,000	5,041
Kimco Realty Corp.	5.783%	3/15/2016	10,000	10,110
Liberty Property LP	5.125%	3/2/2015	5,000	4,828
ProLogis	5.625%	11/15/2015	5,000	4,995
Regency Centers LP	4.950%	4/15/2014	5,000	4,816
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,884
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,698
3,4 Westfield Capital Corp.	5.766%	11/2/2007	4,380	4,386
4 Westfield Capital Corp.	4.375%	11/15/2010	4,270	4,125

				1,874,916

Industrial (31.7%)
Basic Industries (0.8%)
4 ABX Financing Co.	5.750%	10/15/2016	7,000	6,968
Celulosa Arauco Constitution SA	5.125%	7/9/2013	9,000	8,617
Celulosa Arauco Constitution SA	5.625%	4/20/2015	3,000	2,925
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,211
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,684
Southern Copper Corp.	6.375%	7/27/2015	550	558
Vale Overseas Ltd.	6.250%	1/11/2016	3,500	3,518
Weyerhaeuser Co.	6.750%	3/15/2012	7,461	7,797
Capital Goods (4.3%)
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,610
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	6,948	7,205
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,189
Boeing Co.	5.125%	2/15/2013	8,000	7,976
CRH America Inc.	6.000%	9/30/2016	7,000	7,046
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	6,816
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,874
Crane Co.	5.500%	9/15/2013	5,000	4,896
4 Embraer Overseas Ltd.	6.375%	1/24/2017	4,000	4,024
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,355
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,507
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,525
L-3 Communications Corp.	7.625%	6/15/2012	675	701
L-3 Communications Corp.	6.125%	7/15/2013	450	443
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,355
Lafarge SA	6.500%	7/15/2016	5,000	5,193
Masco Corp.	5.875%	7/15/2012	10,560	10,596
2,4 Minnesota Mining &Manufacturing ESOP Trust	5.620%	7/15/2009	3,295	3,307
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	1,978	2,027
Raytheon Co.	4.850%	1/15/2011	13,850	13,657
Textron Financial Corp.	4.600%	5/3/2010	8,000	7,843
Textron, Inc.	4.500%	8/1/2010	7,000	6,832
Tyco International Group SA	6.375%	10/15/2011	10,000	10,462
Tyco International Group SA	6.000%	11/15/2013	11,000	11,408
United Technologies Corp.	6.350%	3/1/2011	30,600	31,991
Waste Management, Inc.	7.375%	8/1/2010	16,370	17,501
Communications (6.6%)
AT&T Inc.	6.250%	3/15/2011	5,000	5,186
AT&T Inc.	5.100%	9/15/2014	10,000	9,741
America Movil SA de C.V	5.750%	1/15/2015	10,000	9,887
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,340
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,415
CBS Corp.	6.625%	5/15/2011	9,575	9,970
Clear Channel Communications, Inc.	5.000%	3/15/2012	6,000	5,284
Comcast Corp.	5.500%	3/15/2011	7,000	7,042
Comcast Corp.	5.900%	3/15/2016	5,000	5,028
Comcast Corp.	4.950%	6/15/2016	10,000	9,366
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,435
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,756
4 Cox Enterprises, Inc.	7.875%	9/15/2010	5,000	5,345
Deutsche Telekom International Finance	8.000%	6/15/2010	16,000	17,463
Embarq Corp.	7.082%	6/1/2016	5,000	5,115
France Telecom	7.750%	3/1/2011	25,000	27,408
IAC/InteractiveCorp	7.000%	1/15/2013	9,900	10,194
News America Inc.	4.750%	3/15/2010	9,800	9,652
Nextel Communications	5.950%	3/15/2014	5,000	4,912
Sprint Capital Corp.	7.625%	1/30/2011	17,270	18,618
Sprint Capital Corp.	8.375%	3/15/2012	5,000	5,615
Telecom Italia Capital	5.250%	11/15/2013	10,000	9,553
Telecom Italia Capital	5.250%	10/1/2015	7,000	6,536
Telefonica Emisiones SAU	5.984%	6/20/2011	5,000	5,115
Telefonica Emisiones SAU	6.421%	6/20/2016	7,000	7,254
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,738
Telstra Corp. Ltd.	6.375%	4/1/2012	15,000	15,563
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,693
Verizon Communications Corp.	5.550%	2/15/2016	5,000	4,982
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,192
Verizon Global Funding Corp.	7.375%	9/1/2012	20,000	21,938
Vodafone AirTouch PLC	7.750%	2/15/2010	5,820	6,248
Vodafone Group PLC	5.000%	9/15/2015	10,000	9,531
Washington Post Co.	5.500%	2/15/2009	24,350	24,428
Consumer Cyclical (5.8%)
4 American Honda Finance	5.125%	12/15/2010	17,000	16,976
2,4 CVS Corp.	6.117%	1/10/2013	7,292	7,425
CVS Corp.	6.125%	8/15/2016	5,000	5,135
Centex Corp.	7.875%	2/1/2011	4,160	4,483
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,849
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	625
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,220
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	30,000	30,071
GSC Holdings Corp.	8.000%	10/1/2012	2,475	2,562
4 Harley-Davidson Inc.	5.000%	12/15/2010	2,600	2,589
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,618
Harrah's Operating Co., Inc.	5.750%	10/1/2017	7,000	5,740
Home Depot Inc.	5.400%	3/1/2016	12,875	12,855
International Speedway Corp.	4.200%	4/15/2009	3,815	3,710
International Speedway Corp.	5.400%	4/15/2014	7,000	6,816
J.C. Penney Co., Inc.	7.950%	4/1/2017	5,000	5,709
Johnson Controls, Inc.	5.250%	1/15/2011	3,000	2,983
K. Hovnanian Enterprises	6.250%	1/15/2016	4,260	3,887
KB Home	6.375%	8/15/2011	2,250	2,199
KB Home	7.250%	6/15/2018	600	588
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	6,808
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,660
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,481
MGM Mirage, Inc.	6.750%	4/1/2013	1,075	1,043
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	918
May Department Stores Co.	5.750%	7/15/2014	15,000	14,797
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	11,570	11,256
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,729
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,543
Royal Caribbean Cruises	7.000%	6/15/2013	3,250	3,307
Royal Caribbean Cruises	6.875%	12/1/2013	680	689
Ryland Group, Inc.	5.375%	1/15/2015	10,000	9,132
Staples Inc.	7.375%	10/1/2012	13,360	14,664
Target Corp.	5.375%	6/15/2009	23,100	23,295
4 Technical Olympic USA, Inc.	8.250%	4/1/2011	1,520	1,442
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,106
The Walt Disney Co.	5.625%	9/15/2016	10,000	10,116
Toll Corp.	8.250%	2/1/2011	695	709
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	19,520
WCI Communities Inc.	9.125%	5/1/2012	2,700	2,474
Wal-Mart Stores, Inc.	4.125%	2/15/2011	34,000	32,797
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,714
Consumer Noncyclical (8.7%)
4 Allergan Inc.	5.750%	4/1/2016	10,000	10,137
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,486
Altria Group, Inc.	7.000%	11/4/2013	5,000	5,477
AmerisourceBergen Corp.	5.625%	9/15/2012	2,800	2,774
AmerisourceBergen Corp.	5.875%	9/15/2015	3,000	2,966
Amgen Inc.	4.850%	11/18/2014	10,000	9,727
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,247
Baxter Finco, BV	4.750%	10/15/2010	16,860	16,585
Beckman Coulter Inc.	6.875%	11/15/2011	9,000	9,476
Becton, Dickinson &Co.	4.550%	4/15/2013	8,000	7,671
Biovail Corp.	7.875%	4/1/2010	1,390	1,400
Boston Scientific	5.125%	1/12/2017	15,000	13,794
Bottling Group LLC	5.500%	4/1/2016	7,000	7,071
Bristol-Myers Squibb Co.	5.250%	8/15/2013	13,400	13,286
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	1,999
4 Cadbury Schweppes US Finance	5.125%	10/1/2013	4,000	3,890
Campbell Soup Co.	4.875%	10/1/2013	10,000	9,711
4 Cardinal Health, Inc.	5.800%	10/15/2016	10,000	10,029
4 Cargill Inc.	6.300%	4/15/2009	8,750	8,977
4 Cargill Inc.	4.375%	6/1/2013	8,600	8,112
Clorox Co.	5.000%	1/15/2015	8,000	7,784
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	6,825
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	14,895
ConAgra Foods, Inc.	6.750%	9/15/2011	6,837	7,238
Constellation Brands Inc.	7.250%	9/1/2016	650	658
Delhaize America Inc.	8.125%	4/15/2011	3,125	3,362
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	7,007
Fortune Brands Inc.	5.375%	1/15/2016	10,000	9,461
4 Fosters Finance Corp.	4.875%	10/1/2014	4,000	3,785
Genentech Inc.	4.750%	7/15/2015	16,150	15,536
General Mills, Inc.	6.000%	2/15/2012	6,429	6,615
4 Health Care Services Corp.	7.750%	6/15/2011	20,000	21,767
Health Management Associates Inc.	6.125%	4/15/2016	5,400	5,203
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,847
Hormel Foods Corp.	6.625%	6/1/2011	16,085	17,013
Kellogg Co.	6.600%	4/1/2011	13,500	14,218
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,868
Kroger Co.	6.200%	6/15/2012	9,300	9,506
Land O'Lakes Inc.	9.000%	12/15/2010	410	433
Manor Care Inc.	6.250%	5/1/2013	4,000	4,060
Medtronic Inc.	4.750%	9/15/2015	20,000	19,065
Nabisco Inc.	7.550%	6/15/2015	25,000	28,515
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,709
Quest Diagnostic, Inc.	5.450%	11/1/2015	10,000	9,751
4 Reynolds American Inc.	7.625%	6/1/2016	875	925
4 SABMiller PLC	6.200%	7/1/2011	13,000	13,362
Safeway, Inc.	4.950%	8/16/2010	5,495	5,390
Schering-Plough Corp.	5.550%	12/1/2013	5,000	5,032
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	7,000	6,885
WM Wrigley Jr. Co.	4.650%	7/15/2015	5,700	5,444
Wyeth	5.500%	3/15/2013	5,000	5,032
Wyeth	6.950%	3/15/2011	10,000	10,650
Wyeth	5.500%	2/15/2016	10,000	10,028
Energy (1.7%)
Anadarko Finance Co.	6.750%	5/1/2011	1,750	1,842
Anadarko Petroleum Corp.	5.950%	9/15/2016	15,000	15,234
Chesapeake Energy Corp.	7.625%	7/15/2013	1,075	1,111
Devon Financing Corp.	6.875%	9/30/2011	5,250	5,591
Diamond Offshore Drilling	5.150%	9/1/2014	6,680	6,466
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	6,000	5,912
4 LG Caltex Oil Corp.	5.500%	8/25/2014	4,000	3,960
Noble Corp.	5.875%	6/1/2013	3,000	3,060
2,4,6 Oil Enterprises Ltd.	6.239%	6/30/2008	1,701	1,713
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	2,515	2,371
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	4,561	4,542
Petrobras International Finance	7.750%	9/15/2014	400	444
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	5,857	5,626
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	15,020	14,556
4 Statoil	5.125%	4/30/2014	10,000	9,838
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,190
Technology (0.6%)
Affiliated Computer Services	5.200%	6/1/2015	7,000	6,457
Oracle Corp.	5.250%	1/15/2016	13,000	12,831
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,746
Transportation (2.2%)
2 Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010	1,616	1,668
Canadian National Railway Co.	5.800%	6/1/2016	4,000	4,167
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,120
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,194	1,223
2 Continental Airlines, Inc.	9.798%	4/1/2021	2,407	2,599
4 ERAC USA Finance Co.	7.950%	12/15/2009	10,000	10,708
4 ERAC USA Finance Co.	8.000%	1/15/2011	5,740	6,275
FedEx Corp.	3.500%	4/1/2009	2,700	2,596
Greenbrier Co. Inc.	8.375%	5/15/2015	2,540	2,572
3 JetBlue Airways Corp.	5.855%	11/15/2016	4,765	4,763
2,3 JetBlue Airways Corp.	8.505%	11/15/2008	1,001	1,002
2,3 JetBlue Airways Corp.	5.765%	12/15/2013	5,029	5,043
3 JetBlue Airways Corp.	5.810%	3/15/2014	7,150	7,150
2,3 JetBlue Airways Corp.	9.640%	3/15/2008	939	948
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	11,084
4 Quantas Airways	6.050%	4/15/2016	11,000	11,110
Ryder System Inc.	5.850%	11/1/2016	7,000	7,047
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,561
Southwest Airlines Co.	5.125%	3/1/2017	7,400	7,049
TFM SA de CV	12.500%	6/15/2012	1,840	2,010
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,644
4 Union Pacific Corp.	5.214%	9/30/2014	6,000	5,895
Other (1.0%)
Black &Decker Corp.	7.125%	6/1/2011	8,550	9,076
Briggs &Stratton Corp.	8.875%	3/15/2011	4,150	4,492
Cintas Corp.	6.000%	6/1/2012	5,000	5,169
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	1,110	1,117
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	5,947
4 Targeted Return Index Securities Trust 5-2002	5.940%	1/15/2007	3,584	3,583
4 Targeted Return Index Securities Trust 10-2002	6.962%	1/15/2012	17,100	18,269
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,479

				1,621,940

Utilities (7.3%)
Electric Utilities (5.9%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/2016	4,000	4,085
3 Alabama Power Co.	5.590%	8/25/2009	5,000	5,017
Baltimore Gas &Electric Co.	6.700%	12/1/2006	9,000	9,009
4 Baltimore Gas &Electric Co.	5.900%	10/1/2016	5,000	5,067
CMS Energy Corp.	6.300%	2/1/2012	2,675	2,648
Carolina Power &Light Co.	5.150%	4/1/2015	12,000	11,831
Carolina Power &Light Co.	5.250%	12/15/2015	10,000	9,921
Columbus Southern Power	5.500%	3/1/2013	10,000	10,031
Dominion Resources, Inc.	5.000%	3/15/2013	9,000	8,760
Dominion Resources, Inc.	6.300%	9/30/2066	5,500	5,512
Entergy Gulf States, Inc.	3.600%	6/1/2008	4,100	3,998
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,553
FPL Group Capital, Inc.	7.375%	6/1/2009	10,000	10,524
FPL Group Capital, Inc.	6.350%	10/1/2066	5,850	5,989
FirstEnergy Corp.	6.450%	11/15/2011	1,120	1,175
2,4 GWF Energy LLC	6.131%	12/30/2011	2,718	2,756
Georgia Power Capital Trust	4.875%	11/1/2042	5,000	4,960
4 Korea East-West Power Co.	4.875%	4/21/2011	5,000	4,891
4 Korea East-West Power Co.	5.250%	11/15/2012	5,000	4,911
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	8,889
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,063
Northeast Utilities	7.250%	4/1/2012	4,620	4,971
Nstar	8.000%	2/15/2010	20,000	21,671
Ohio Edison	4.000%	5/1/2008	5,000	4,900
Ohio Power Co.	4.850%	1/15/2014	5,000	4,817
Ohio Power Co.	6.000%	6/1/2016	4,000	4,156
PECO Energy Co.	5.950%	11/1/2011	15,000	15,415
PECO Energy Co.	4.750%	10/1/2012	4,500	4,373
PPL Electric Utilities Corp.	6.250%	8/15/2009	10,000	10,256
4,7 PacifiCorp Australia LLC	6.150%	1/15/2008	14,000	14,132
Pacific Gas &Electric Co.	4.200%	3/1/2011	5,000	4,812
Pacific Gas &Electric Co.	4.800%	3/1/2014	5,000	4,829
3 Pepco Holdings, Inc.	6.025%	6/1/2010	3,075	3,072
Potomac Electric Power	4.950%	11/15/2013	5,465	5,285
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	7,072
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,572
4 SP PowerAssets Ltd.	5.000%	10/22/2013	15,000	14,757
Sierra Pacific Power Co.	6.000%	5/15/2016	5,000	5,013
Southern California Edison Co.	7.625%	1/15/2010	20,000	21,305
Texas - New Mexico Power Co.	6.125%	6/1/2008	4,475	4,507
4 United Electric Distribution	4.700%	4/15/2011	10,000	9,752
Natural Gas (1.4%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,611
Atmos Energy Corp.	4.950%	10/15/2014	6,420	6,107
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,375
Enterprise Products Operating LP	4.000%	10/15/2007	2,750	2,711
Enterprise Products Operating LP	8.375%	8/1/2066	5,850	6,274
4 Florida Gas Transmission	7.625%	12/1/2010	5,000	5,360
4 Gulfstream Natural Gas Systems	5.560%	11/1/2015	8,500	8,500
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	10,768
National Grid PLC	6.300%	8/1/2016	7,000	7,305
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,801
Southern Union Co.	7.200%	11/1/2066	1,550	1,565
*4 Yosemite Security Trust	8.250%	11/15/2004	2,500	1,900

				375,534

Total Corporate Bonds
(Cost $4,270,104)				4,258,567

Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)

China Development Bank	5.000%	10/15/2015	1,500	1,464
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,495
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,902
4 Export-Import Bank of Korea	4.125%	2/10/2009	4,800	4,683
Financement Quebec	5.000%	10/25/2012	10,000	9,985
Korea Development Bank	4.750%	7/20/2009	15,950	15,759
4 Korea Highway Corp.	4.875%	4/7/2014	5,000	4,808
2 Pemex Finance Ltd.	9.690%	8/15/2009	9,000	9,500
Pemex Project Funding Master Trust	5.750%	12/15/2015	8,650	8,520
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	5,829	5,674
4 Petroliam Nasional Bhd	7.750%	8/15/2015	10,000	11,603
4 Petronas Capital Ltd.	7.000%	5/22/2012	5,000	5,401
Republic of Korea	4.250%	6/1/2013	9,325	8,822

Total Sovereign Bonds
(Cost $94,200)				95,616

Preferred Stocks (0.7%)		Shares

Axis Capital Holdings	7.500%	10,750	1,120
3 Bank of America Corp.	5.722%	427,550	10,689
3 Goldman Sachs Group, Inc.	6.116%	582,000	15,004
Public Storage, Inc.	6.750%	85	2,129
Santander Financial	6.800%	85,550	2,139
3 SunTrust Banks, Inc.	5.920%	105,500	2,653

Total Preferred Stocks
(Cost $33,545)			33,734

				Market Value ($000)

Temporary Cash Investment (1.3%)

8 Vanguard Market Liquidity Fund
(Cost $68,095)	5.289%	11/1/2006	68,094,896	68,095

Total Investments (99.2%)
(Cost $5,085,638)				5,075,072

Other Assets and Liabilities—Net (0.8%)				40,080

Net Assets (100%)				5,115,152

*	Non-income-producing security--security in default.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of these securities was $590,579,000, representing 11.5% of net assets.
5	Securities with a value of $4,966,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2006, the cost of investment securities for tax purposes was $5,088,114,000. Net unrealized depreciation of investment securities for tax purposes was $13,042,000, consisting of unrealized gains of $70,969,000 on securities that had risen in value since their purchase and $84,011,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	868	93,934	1,068
5-Year U.S. Treasury Note	709	74,844	(128)

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2006, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Fifth Third Bancorp	4/2/2007	DBS	9,468	0.45%	10

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)**	Unrealized Appreciation (Depreciation) ($000)

4/2/2007	DBS	9,468	3.090%	(5.370%)	(91)
5/25/2009	LEH	10,000	3.180%	(5.400%)	(444)
5/8/2010	LEH	9,000	3.760%	(5.500%)	(376)

					(911)

Total Return Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount ($000)	Floating Interest Rate Paid†	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Investment Grade Index	11/30/2006	LEH	50,000	5.230%	498
Lehman AAA Commercial Mortgage-Backed Securities Index	1/1/2007	LEH	32,000	5.320%	724
Lehman AAA Commercial Mortgage-Backed Securities Index	2/28/2007	BOA	54,000	5.320%	1,061
Commercial Mortgage-Backed Investment Grade Index	3/1/2007	BOA	50,000	5.180%	535
Lehman AAA Commercial Mortgage-Backed Securities Index	5/1/2007	LEH	55,000	5.245%	-

					2,818

*BOA-Bank of America.
DBS-Deutsche Bank Securities.
LEH-Lehman Brothers Special Financing Inc.
**Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
†Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 15, 2006

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 15, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.